File No. 333-40839
                                                        File No. 811-8505

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                     Pre-Effective Amendment No.    1                   [X]

                      Post-Effective Amendment No. __                   [ ]

                                    and

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                            [X]
                             Amendment No. 1__                          [X]

                           BARON CAPITAL FUNDS TRUST
             (Exact Name of Registrant as Specified in Charter)

                              767 Fifth Avenue
                        New York, New York 10153
             (Address of Principal Executive Offices)(zip code)

     Registrant's Telephone Number, including Area Code: (212) 583-2000

                             Linda S. Martinson
                              BARON ASSET FUND
                              767 Fifth Avenue
                         New York, New York  10153
                  (Name and Address of Agent for Service)

 Approximate Date of Proposed Public Offering: On effective date
 It is proposed that this filing will become effective (check appropriate box) ____ immediately upon filing pursuant to paragraph (b)
 ____ on (date) pursuant to paragraph (b)
 ____ 60 days after filing pursuant to paragraph (a)(1)
 ____ on (date) pursuant to paragraph (a)(1)
 ____ 75 days after filing pursuant to paragraph (a)(2)
 ____ on (date) pursuant to paragraph (a)(2) of rule 485





 Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant is registering an indefinite number of shares of beneficial interest, $0.01 par value, of securities of the Fund, now existing or hereafter established, under the Securities Act of 1933.



                         BARON CAPITAL FUNDS TRUST
                           CROSS-REFERENCE SHEET

                        Items Required by Form N-1A

 PART A

                                           Caption in
 Item No.         Item Caption             Prospectus

 1.               Cover Page               COVER PAGE
 2.               Synopsis                 FUND EXPENSES
 3.               Condensed Financial
                  Information
 4.               General Description of   INVESTMENT OBJECTIVE
                  Registrant               AND PHILOSOPHY;
                                           INVESTMENT POLICIES
                                           AND RISKS;
                                           DISTRIBUTION PLAN;
                                           INVESTMENT
                                           PERFORMANCE; GENERAL
                                           INFORMATION
 5.               Management of the Fund   MANAGEMENT OF THE
                                           FUNDS; INVESTMENT
                                           OBJECTIVES AND
                                           PHILOSOPHY; INVESTMENT
                                           POLICIES AND RISKS;
                                           FUND EXPENSES
 6.               Capital Stock and        DIVIDENDS AND
                  Other Securities         DISTRIBUTIONS; TAXES;
                                           GENERAL INFORMATION
 7.               Purchase of Securities   PURCHASES AND
                  Being Offered            REDEMPTIONS;
                                           DETERMINING YOUR SHARE
                                           PRICE; DISTRIBUTION
                                           PLAN; GENERAL
                                           INFORMATION
 8.               Redemption or            PURCHASES AND
                  Repurchase               REDEMPTIONS;
                                           DETERMINING YOUR SHARE
                                           PRICE; GENERAL
                                           INFORMATION
 9.               Pending Legal            NOT APPLICABLE
                  Proceedings



 PART B
                                           Caption in Statement
 Item No.         Item Caption             of Additional
                                           Information

 10.              Cover Page               COVER PAGE
 11.              Table of Contents        TABLE OF CONTENTS
 12.              General Information      NOT APPLICABLE
                  and History
 13.              Investment Objectives    INVESTMENT OBJECTIVES
                  and Policies             AND POLICIES
 14.              Management of the        MANAGEMENT OF THE
                  Registrant               FUNDS
 15.              Control Persons and      MANAGEMENT OF THE
                  Principal Holders of     FUNDS
                  Securities
 19.              Purchase, Redemption     MANAGEMENT OF THE
                  and Pricing of           FUNDS; ; NET ASSET
                  Securities Being         VALUE
                  Offered
 20.              Tax Status               NOT APPLICABLE
 21.              Underwriters             MANAGEMENT OF THE
                                           FUNDS
 22.              Calculation of           CALCULATION OF
                  Performance Data         PERFORMANCE DATA
 23.              Financial Statements



 P R O S P E C T U S

                         BARON CAPITAL FUNDS TRUST
                            INSURANCE SHARES



 BARON CAPITAL ASSET FUND

      767 Fifth Avenue, New York, New York 10153
      1-800-99-BARON 212-583-2100

      BARON CAPITAL FUNDS TRUST (the "Trust") is an open-end, diversified management investment company, commonly referred to as a mutual fund. The Trust currently consists of one series, BARON CAPITAL ASSET FUND (the "Fund"). There are currently two classes of shares. The Fund's investment objective is to seek capital appreciation through investments in securities of small and medium sized companies, with undervalued assets or favorable growth prospects. The Fund has recently been organized and has no operating history, but the Fund's investment adviser, BAMCO, Inc., has been an investment advisor to registered mutual funds for over ten years.


      The shares of the Fund offered by this prospectus ("Insurance Shares") are not offered directly to the public; they are sold only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Participating Insurance Companies"). Shares of the Fund are also offered under a separate prospectus in connection with certain qualified retirement plans ("Retirement Shares"). The Trust sells and redeems its shares at net asset value without any sales charges or redemption fees. The minimum initial investment is $2,000 for each contract owner allocating money to the Fund. There is no minimum for subsequent purchases.

      This Prospectus sets forth concisely the essential information a prospective purchaser of a variable insurance contract should consider before allocating premiums to the Fund. Investors are advised to read this Prospectus and retain it for future reference and to read the separate account prospectus of the specific insurance product. A Statement of Additional Information, dated August 3, 1998, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by writing or calling the insurance company.


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





 August 3, 1998



 TABLE OF CONTENTS

 FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
 INVESTMENT OBJECTIVES AND PHILOSOPHY  . . . . . . . . . . . . . . . . . .  4
 INVESTMENT POLICIES AND RISKS . . . . . . . . . . . . . . . . . . . . . .  5
 INVESTMENT PERFORMANCE  . . . . . . . . . . . . . . . . . . . . . . . . .  9
 MANAGEMENT OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . .  9
 DISTRIBUTION PLAN AND OTHER EXPENSES  . . . . . . . . . . . . . . . . . . 12
 PURCHASES AND REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . . . . 12
 DETERMINING YOUR SHARE PRICE  . . . . . . . . . . . . . . . . . . . . . . 13
 DIVIDENDS AND DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . . 13
 TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
 GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 14


 The net asset value per share and the value of a shareholder's holding in the Fund will vary with economic and market conditions. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments and the expenses incurred by the Fund. Investment in the Fund involves risk, including the possible loss of principal.

 Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

 There is no assurance that the Fund will achieve its respective objective. The Fund does not purport to offer a complete investment program to which investors should commit all of their investment capital. Please see the section entitled "Investment Policies and Risks" starting on page 5 for a discussion of the risks associated with the Fund.

 No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in the Prospectus and, if given or made, such information or representations may not be relied upon as authorized by the Fund, its Investment Adviser or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy securities in any state to any person to whom it is unlawful to make such offer in such state.



 FUND EXPENSES

      SHAREHOLDER TRANSACTION EXPENSES:

      Sales Load Imposed on Purchases........................          NONE
      Redemption Fee.........................................          NONE
      Deferred Sales Load....................................          NONE
      Exchange Fees..........................................          NONE


      ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):


               MANAGEMENT         12B-1 FEES     OTHER          TOTAL
                 FEES                            EXPENSES      OPERATING
              (AFTER EXPENSE                                    EXPENSES
               REIMBURSEMENT)                                 (AFTER EXPENSE
                                                               REIMBURSEMENT)

 BARON CAPITAL
 ASSET FUND      1.00%*            0.25%         0.25%           1.50%*


      Because Baron Capital Asset Fund is a new fund, "other expenses" and "total operating expenses" are based on estimated amounts for the current fiscal year.


      *The Adviser will reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for the Fund assets over $250 million and up to $500 million, and 1.25% for Fund assets over $500 million. Without the expense limitations, the Fund estimates that actual expenses would be 1.6%.


      EXAMPLE


      You would pay the following expenses on a $1,000 investment, assuming
      (1) a 5% annual return, (2) the 1.5% expense ratio, and (3) redemption at the end of each time period:


                              1 Year     3 Years     5 Years    10 Years

 Baron Capital Asset Fund     $ 15       $ 47        $ 82       $ 179


      Owners of variable insurance contracts that invest in the Fund should refer to the variable insurance contract prospectus for a description of costs and expenses, as the tables and example do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. This information should not be considered a representation of past or future expenses, as actual expenses fluctuate and may be greater or less than those shown. The example assumes a 5% annual return as required by SEC regulations applicable to all mutual funds. The actual performance of the Fund will vary and may result in an actual return greater or less than 5%. The Fund has a plan of distribution pursuant to Rule 12b-1 pursuant to which the Fund pays the Distributor a fee for distribution-related services at the annual rate of .25% of the Fund's average daily net assets. As a result, long-term shareholders of the Fund may pay more than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD"). For a description of the various costs and expenses incurred in the operation of the Fund, as well as any expense reimbursement or reduction arrangements, see "Management of the Fund" and "Distribution Plan."

 INVESTMENT OBJECTIVES AND PHILOSOPHY


      The investment objective of BARON CAPITAL ASSET FUND is to seek capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. Production of income, if any, is incidental to this objective. The investment objective and philosophy of the Fund is similar to those of Baron Asset Fund, a publicly offered "retail" fund managed by the Fund's adviser. Although it is anticipated that the Fund and the corresponding retail fund will hold similar securities, differences in asset size and cash flow needs resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio securities. The Fund's stated fundamental policies and other non-fundamental policies may differ from Baron Asset Fund's, but it presently anticipates that the investment selections made for the Fund will be similar to those made by Baron Asset Fund. Expenses of the Fund and its corresponding retail fund are also expected to differ. The performance results are also expected to differ. The variable insurance contract owner will also bear various insurance-related costs at the insurance company level and should refer to the accompanying separate account prospectus for a summary of contract fees and expenses. The investment objective is fundamental and, as such, may not be changed without the approval of a majority of the Fund's outstanding shares. There is no assurance that the Fund will achieve its investment objective. Investment decisions are made by the Fund's investment adviser, BAMCO, Inc. (the "Adviser").

      The Fund seeks to achieve its investment objective by investing its assets in a diversified portfolio of primarily common stocks. The Fund invests primarily in the securities of small sized companies with market capitalizations of approximately $100 million to $1 billion and medium sized companies with market values of $1 billion to $2 billion. Although the Fund invests primarily in small and medium sized companies, it will not sell positions just because their market values have increased. The other kinds of investments the Fund makes and the risks associated therewith are discussed starting on page 5 in connection with the Fund's investment policies.


      The Fund seeks to purchase securities judged by their Adviser to have favorable price to value characteristics based on the Adviser's assessment of their prospects for future growth and profitability. The Adviser seeks securities that the Adviser believes have the potential to increase in value at least 50% over two subsequent years, although that goal may not be achieved. As a guide in selecting such investments, the Adviser studies and considers such fundamentals as business profitability, balance sheet strength, undervalued and unrecognized assets, price multiples of free cash flow and income, perceived management skills, unit growth, and the potential to capitalize upon anticipated economic trends. Securities are selected for investment after thorough research of the issuers, the industries in which they operate, and their managements. The Fund invests principally in businesses for the long term; it is not a short-term trader of securities.

      When the Adviser determines that opportunities for profitable investments are limited or that adverse market conditions exist and believes that investing for temporary defensive purposes is appropriate, all or a portion of the Fund's assets may be invested in money market instruments, which include U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. Investment grade obligations would be classified at the time of the investment within the four highest ratings of Standard & Poor's Corporation ("S&P") or Moody's Investor's Service, Inc. ("Moody's"), or, if unrated, would be determined by the Adviser to be of comparable high quality and liquidity. The Fund may also invest in money market instruments in anticipation of investing cash positions or of meeting redemptions. To the extent the Fund is so invested its investment objectives may not be achieved.

 INVESTMENT POLICIES AND RISKS

      In seeking to achieve its investment objective of capital appreciation, the Fund invests primarily in common stocks but may also invest in other equity-like securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. Securities are selected solely for their capital appreciation potential, and investment income is not a consideration.

 GENERAL POLICIES SMALL AND MEDIUM SIZED COMPANIES

      The Fund invests primarily in small to medium sized companies with market values between $100 million and $2 billion. The Adviser believes there is more potential for capital appreciation in smaller companies, but there also may be more risk. Securities of smaller companies may not be well known to most investors and may be thinly traded. There is more reliance on the skills of a company's management and on their continued tenure. Investments may be attractively priced relative to the Adviser's assessment of a company's growth prospects, management expertise, and business niche, yet have modest or no current cash flows or earnings. Although the Adviser concentrates on a company's growth prospects, it also focuses on cash flow, asset value and reported earnings. This investment approach requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies. From time to time the Adviser may purchase securities of larger, more widely followed companies for the Fund if it believes such investments meet the Adviser's investment criteria and the Fund's investment objective. The Fund may invest up to 35% of its total assets in larger companies if the Adviser perceives an attractive opportunity in a larger company. The Fund may continue to make investments in a company even though its market capitalization has increased beyond the limits stated, if, in the Adviser's judgment, the company is still an attractive investment.

      Equity securities may fluctuate in value, often based on factors unrelated to the value of the issuer or its securities. Since convertible securities combine the investment characteristics of both bonds and common stocks, the Fund absorbs the market risks of both stocks and bonds. The combination does, however, make the investment less sensitive to interest rate changes than straight bonds of comparable maturity and quality. Because of these factors, convertible securities are likely to perform differently than broadly-based measures of the stock and bond markets.

 DEBT SECURITIES

      The debt securities in which the Fund may invest include rated and unrated securities and convertible instruments. In making investment selections, the Adviser, in addition to using nationally recognized statistical rating organizations ("NRSROs"), also makes its own independent judgments about a security and its issuer. Securities which are not rated by an NRSRO are purchased based solely on the Adviser's assessment of the security and its issuer. The Fund may invest up to 35% of its total assets in non-investment grade debt securities, commonly referred to as "junk bonds." There is no minimum rating for the debt securities that may be purchased. Lower rated securities may have a higher yield and the potential for a greater return than investment grade securities but may also have more risk. Lower rated securities are generally meant for longer-term investing and may be subject to certain risks with respect to the issuing entity and to market fluctuations. The NRSROs may characterize these securities as speculative, with moderate or little protection as to the payment of interest and principal. See the Statement of Additional Information for a general description of NRSRO ratings of debt obligations. The ratings by these NRSROs represent their opinions as to the quality of the debt obligations which they undertake to rate. It should be emphasized that ratings are relative and subjective, and although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risks of these securities. The Adviser will also evaluate the securities and the ability of the issuers to pay interest and principal. The Fund's ability to achieve its investment objective may be more dependent on the Adviser's credit analysis than might be the case with higher rated securities. The market price and yield of lower rated securities are generally more volatile than those of higher rated securities. Factors adversely affecting the market price and yield of these securities will adversely affect the Fund's net asset value. The trading market for these securities may be less liquid than that of higher rated securities. Companies that issue lower rated securities may be highly leveraged or may have unstable earnings, and consequently the risk of the investment in the securities of such issuers may be greater than with higher rated securities.

 With respect to debt securities generally, the interest bearing features of such securities carry a promise of income flow, but the price of the securities are inversely affected by changes in interest rates and are therefore subject to the risk of market price fluctuations. The market values of debt securities may also be affected by changes in the credit ratings or financial condition of the issuers.

      The Fund from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. Participations normally are made available only on a nonrecourse basis by financial institutions, such as banks or insurance companies, or by governmental institutions, such as the Resolution Trust Corporation or the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation. When the Fund purchases a participation interest it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Adviser considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund may invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of its assets in trade and other claims.

 OPTIONS

      The Fund may purchase put and call options and write (sell) covered put and call options on equity and/or debt securities. A call option gives the purchaser of the options the right to buy, and when exercised obligates the writer to sell, the underlying security at the exercise price. A put option gives the purchaser of the option the right to sell, and when exercised obligates the writer to buy, the underlying security at the exercise price. The writing of put options will be limited to situations where the Adviser believes that the exercise price is an attractive price at which to purchase the underlying security. A put option sold by the Fund would be considered covered by the Fund's placing cash or liquid securities in a segregated account with the custodian in an amount necessary to fulfill the obligation undertaken. Options may fail as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options depend on the Adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. The Adviser could be wrong in its predictions. Where a liquid secondary market does not exist, the Fund would likely be unable to control losses by closing its position.

      The Fund may engage in options transactions on specific securities that may be listed on national securities exchanges or traded in the over-the-counter market. Options not traded on a national securities exchange are treated as illiquid securities and may be considered to be "derivative securities." Options transactions will not exceed 25% of the Fund's net assets, as measured by the securities covering the options, or 5% of net assets, as measured by the premiums paid for the options, at the time the transactions are entered into.

 BORROWINGS


      The Fund may borrow up to 5% of its net assets for extraordinary or emergency temporary investment purposes or to meet redemption requests which might otherwise require an untimely sale of portfolio securities. The Fund may also borrow for other short-term purposes. To the extent the Fund borrows, it must maintain continuous asset coverage of 300% of the amount borrowed. The Fund will not borrow in an amount exceeding 25% of the value of its net assets, including the amount borrowed, as of the time the borrowing is made. Such borrowing has special risks. Any amount borrowed will be subject to interest costs that may or may not exceed the appreciation of the securities purchased.


 SHORT SALES AGAINST THE BOX


      For the purpose of either protecting or deferring unrealized gains on portfolio securities, the Fund may make short sales "against the box" where the Fund sells short a security it already owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. The proceeds of the short sale will be held by the broker until the settlement date, at which time the Fund delivers the security to close the short position. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The Fund will not sell short against the box in excess of 25% of its net assets.

 LENDING

      The Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. In lending its portfolio securities, the Fund may incur delays in recovery of loaned securities or a loss of rights in the collateral. To minimize such risks, such loans will only be made if the Fund deems the other party to be of good standing and determines that the income justifies the risk. The Fund will not lend more than 25% of its total assets.

 ILLIQUID SECURITIES

      The Fund may invest up to 15%, of its net assets in securities that are not readily marketable or are otherwise restricted. The absence of a trading market could make it difficult to ascertain a market value for illiquid positions. The Fund's net asset value could be adversely affected if there were no ready buyer at an acceptable price at the time the Fund decided to sell. Time-consuming negotiations and expenses could occur in disposing of the shares.

 FOREIGN SECURITIES

      The Fund may invest up to 10% of its total assets directly in the securities of foreign issuers which are not publicly traded in the U.S. and may also invest in foreign securities in domestic markets through depositary receipts without regard to this limitation. The Adviser currently intends to invest not more than 10% of the Fund's assets in foreign securities, including both direct investments and investments made through depositary receipts. These securities may involve additional risks not associated with securities of domestic companies, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, or expropriation or confiscatory taxation. Issuers of foreign securities are subject to different, often less detailed, accounting, reporting and disclosure requirements than are domestic issuers.

 SHORT-TERM TRADING AND TURNOVER

      The Fund may engage in short-term trading where the Adviser believes that the anticipated gains outweigh the costs of short-term trading. The Adviser expects that the average turnover rate of the Fund's portfolio should not exceed 100%. The turnover rate may vary from year to year depending on how the Adviser anticipates portfolio securities will perform. Short-term trading will increase the amount of brokerage commissions paid by the Fund and the amount of possible short-term capital gains. The amount of portfolio activity will not be a limiting factor in making portfolio decisions.

 REAL ESTATE INVESTMENT TRUSTS

      The Fund may invest in the equity securities of real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in real estate and derives most of its income from rents from real property or interest on loans secured by mortgages on real property. REITs which meet certain specific requirements of the Internal Revenue Code effectively do not pay corporate level federal income tax. REITs may be affected adversely by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs are dependent on the skills of their management and have limited diversification. REITs also rely on their ability to generate cash flow to make distributions to shareholders and some REITs may have self-liquidation provisions allowing mortgages to be paid in full. The market value of REITs may also be affected by changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income. The REIT portion of the portfolio may also be affected by general fluctuations in real estate values.

 REPURCHASE AGREEMENTS

      The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase that security at a mutually agreed upon time and price. Repurchase agreements could involve certain risks in the event of the failure of the seller to repurchase the securities as agreed, which may cause a fund to suffer a loss, including loss of interest on or principal of the security, and costs associated with delay and enforcement of the repurchase agreement. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the restrictions stated above.

 WHEN-ISSUED SECURITIES

      The Fund may invest up to 5% of its assets in debt and equity securities purchased on a when-issued basis. Although the payment and interest terms of when-issued securities are established at the time the purchaser enters into the commitment, the actual payment for and delivery of when-issued securities generally takes place within 45 days. The Fund bears the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Failure of the issuer to deliver the security purchased on a when-issued basis may result in a loss or missed opportunity to make an alternative investment.

 SPECIAL SITUATIONS

      The Fund may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The special situation may involve securities of companies with higher market capitalizations.

 INVESTMENT PERFORMANCE

      The investment results of the Fund quoted in advertisements and other sales literature may refer to average annual total return and actual return. Average annual total return assumes that an investment in the Fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of all dividends and distributions during the period at the net asset value on the reinvestment date. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Because average annual returns are annualized they tend to even out variations in the returns, and are not the same as actual year-by-year results. The actual return performance calculations, which also may be quoted in advertising, reflect the results of a continuous shareholder who does not redeem. It measures the percentage change between the net asset value of a hypothetical $1,000 investment in the Fund at the beginning of a period and the net asset value of that investment at the end of a period, assuming reinvestment of all dividend and capital gain distributions at the net asset value on the reinvestment date. The performance of major market indices such as the Dow Jones Industrial Average, Russell 2000, and Standard & Poor's 500 may also be included in advertising so that the Fund's results may be compared with those of groups of unmanaged securities widely regarded by investors as measures of market performance. Brokerage fees are not factored into the performance of the indices. The performance data of the Fund include all recurring fees such as brokerage and investment advisory fees. Data and rankings from Lipper Analytical Services, Inc., CDA Investment Technologies, Morningstar or other industry publications may also be used in advertising. See the Statement of Additional Information.

      Performance results represent past performance and are not necessarily representative of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

      The annual report contains additional performance information which is available upon request without charge by writing or calling the Fund at the address and telephone number set forth on the back of this Prospectus.

 MANAGEMENT OF THE FUND

 INVESTMENT ADVISER

      BAMCO, Inc., the Adviser, is located at 767 Fifth Avenue, New York, New York 10153, and is responsible for portfolio management. It is a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"). Baron Capital, Inc. ("Baron Capital"), a registered broker-dealer and the distributor of the shares of the Fund, is also a wholly owned subsidiary of BCG.

      Under an advisory agreement with the Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services and management to the Fund. Mr. Ronald Baron is the chief investment officer of the Adviser and is primarily responsible for the day-to-day management of the portfolio of the Fund. Mr. Baron also has primary responsibility for the investments of two of the retail funds, Baron Asset Fund and Baron Growth & Income Fund. He has managed the portfolios of those Funds since their inception. The Adviser also keeps the books of account of each series, and calculates daily the income and net asset value per share of each Fund.


      As compensation for the services rendered under each Advisory Agreement, the Adviser receives a fee payable monthly from the assets of each Fund equal to 1% per annum of each Fund's respective average daily net asset value. The Adviser has agreed to waive its advisory fee to the extent necessary so that total operating expenses of the Fund do not exceed 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and up to $500 million, and 1.25% for Fund assets over $500 million.


 BROKERAGE

      Brokerage transactions for the Fund are effected chiefly by or through its Adviser's affiliate, Baron Capital, when consistent with the policy of obtaining the best net results for the Fund and subject to the conditions and limitations of the 1940 Act. Baron Capital is a registered broker-dealer and a member of the NASD. In determining the best net results for the Fund, the Adviser will examine factors such as price (including the applicable brokerage commission or dealer spread), size of order, efficiency and reliability of execution. The Fund's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Baron Capital are reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Fund will also consider sales of its shares as a factor in the selection of broker-dealers to execute portfolio transactions. See Statement of Additional Information for a description of the commissions paid to Baron Capital.

 TRUSTEES AND EXECUTIVE OFFICERS

      The Trust's Board of Trustees has overall responsibility for the management of the Fund. The Trustees and executive officers of the Fund and their principal occupations during the last five years are set forth below.



 Name and Address      Position Held With      Principal Occupation(s) During
                          Baron Funds             Past Five Years

 Ronald Baron*+         President, Chief       President and Director of: Baron Capital, Inc.
 767 Fifth Avenue       Investment Officer     (1982-Present), Baron Capital Management, Inc.
 New York, NY 10153     and Trustee            (1983-Present), Baron Capital Group, Inc.
                                               (1984-Present), BAMCO, Inc. (1987-Present).


 Norman S. Edelcup      Trustee                Chairman, Item Processing of America (1989-Present),
 244 Atlantic Isle                             (financial institution service bureau); Director, Valhi, Inc.
 N. Miami Beach, FL                            (1975-Present) (diversified company); Director, Artistic Greetings,
 33160                                         Inc.(1985-Present).

 Mark M. Feldman        Trustee                President and Chief Executive Officer, Cold Spring Group,
 444 Madison Ave,                              Inc.(1993-Present) (reorganization and restructuring consulting); Executive
 Ste 703                                       Vice President and Chief Restructuring Officer, Lomas Financial Corp. and
 New York, N.Y. 10020                          subsidiaries (1995-1996) (reorganizing debtors-in-possession); Trustee,
                                               Aerospace Creditors Liquidating Trust (1993-Present) (administers and liquidates assets).

 Irwin Greenberg        Trustee                Chairman, Lehigh Valley Hospital Board (1991-Present); Retail
 3048 Congress Street                          Consultant, (1990- Present); Director, Cedar Crest College(1990-Present);
 Allentown, PA 18101                           President and Chief Executive Officer, Hess's Department Stores
                                               (1976-1990).

 Clifford Greenberg     Vice President         Vice President, Baron Capital, Inc., Baron Capital Group, Inc., BAMCO,
 767 Fifth Avenue                              Inc. (1997-Present); General Partner, HPB Associates, L.P. (1984-1996)
 New York, NY 10153                            (investment partnership).

 Linda S. Martinson*+   Secretary, Vice        General Counsel and Secretary of: Baron Capital, Inc. (1983-Present),
 767 Fifth Avenue       President and Trustee  BAMCO, Inc. (1987-Present), Baron Capital Group, Inc. (1984-Present),
 New York, NY 10153                            Baron Capital Management, Inc. (1983-Present).

 Charles N. Mathewson   Trustee                Chairman of the Board, International Game Technology (1986-
 5270 Neil Road                                Present) (manufacturer of microprocessor-controlled gaming
 Reno, NV 89502-4169                           machines and monitoring systems).


 Harold W. Milner       Trustee                Retired; President and Chief Executive Officer, Kahler Realty
 2293 Morningstar Drive                        Corporation (1985-1997) (hotel ownership and management).
 Park City, UT 84060

 Raymond Noveck+        Trustee                President, Strategic Systems, Inc. (1990-Present) (health
 31 Karen Road                                 care information); director, Horizon/CMS Healthcare
 Waban, MA 02168                               Corporation (1987-Present).

 Susan Robbins          Vice President         Senior Analyst, Vice President and Director of: Baron Capital, Inc.
 767 Fifth Avenue                              (1982- Present), Baron Capital Management, Inc. (1983-Present), Baron
 New York, NY 10153                            Capital Group, Inc. (1984-Present).

 Morty Schaja*          Senior Vice            Senior Vice President and Chief Operating Officer of Baron
 767 Fifth Avenue       President, Chief       Capital, Inc. (1997-Present), Managing Director, Vice President, Baron
 New York, NY 10153     Operating Officer      Capital, Inc. (1991-Present) and Director, Baron Capital Group, Inc., Baron
                        and Trustee            Capital Management, Inc., and BAMCO, Inc. (1997-Present).


 David A. Silverman, M.D. Trustee              Physician (1976-Present).
 239 Central Park West
 New York, NY 10024

 Peggy Wong             Treasurer and Chief    Treasurer and Chief Financial Officer of: Baron Capital, Inc., Baron
 767 Fifth Avenue       Financial Officer      Capital Group, Inc., BAMCO, Inc., Baron Capital Management, Inc.
 New York, NY 10153                            (1987-Present).


  * Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

  + Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.



 DISTRIBUTION PLAN AND OTHER EXPENSES

      The Fund's Insurance Shares are distributed by Baron Capital, which is the principal underwriter of the shares of the Baron retail funds, pursuant to a distribution plan under Rule 12b-1 of the 1940 Act
      ("Distribution Plan"). The Distribution Plan authorizes the Fund to pay the Principal Underwriter a distribution fee equal on an annual basis to 0.25% of each Fund's average daily net assets. The distribution fee is paid to the Principal Underwriter in connection with its activities or expenses primarily intended to result in the sale of shares, including, but not limited to, compensation to registered representatives or other employees of the Principal
      Underwriter who engage in or support the distribution of shares or who service shareholder accounts; telephone expenses; interest expenses;
      preparing, printing and distributing promotional and advertising material; preparing, printing and distributing the Prospectus and reports to other than current shareholders; and commissions and other fees to broker-dealers or other persons (excluding banks) who have introduced investors to the Funds. See the Statement of Additional
      Information for a more detailed listing of the expenses covered by the Distribution Plan.


      From time to time the Adviser or the Distributor may compensate
      Participating Insurance Companies or their affiliates whose customers hold the Insurance Shares for providing a variety of administrative services, such as record-keeping and accounting, and investor support services, such as responding to inquiries and preparing mailings to shareholders. The compensation may be paid as either a per account fee or a percentage of the average daily assets invested by the participating Insurance Company. The compensation will be paid out of the assets of the Fund.


      The Fund pays a fee to its custodian, the Bank of New York, 48 Wall
      Street, New York, NY 10015. The Fund also pays a fee to its transfer and dividend distributing agent, DST Systems, Inc. P.O. Box 419946,
      Kansas City, MO 64141. In their respective capacities both institutions maintain certain financial and accounting records pursuant to agreements with the Trust. They do not assist in and are not responsible for investment decisions involving assets of the Fund.

 PURCHASES AND REDEMPTIONS

      The Insurance Shares of the Fund are offered on a continuous basis to separate accounts of Participating Insurance Companies and the Retirement Shares are offered on a continuous basis through qualified plans. Investors may not purchase or redeem shares of the Fund directly, but only through variable insurance contracts offered through the separate accounts of Participating Insurance Companies or through qualified retirement plans. You should refer to the applicable
      Separate Account Prospectus or your plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, or change existing allocations.

      All investments in the Fund are credited to a Participating Insurance
      Company's separate account or a qualified plan immediately upon acceptance of the investment by the Transfer Agent. Investments will be processed at the net asset value next determined after an order is received and accepted by the Transfer Agent. The Fund reserves the right to reject any purchase order.

      Redemptions are processed at the net asset value next calculated after receipt and acceptance of the redemption order by the Transfer Agent.
      Redemption proceeds will normally be wired to the qualified plan the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 DETERMINING YOUR SHARE PRICE

      Your purchases, sales or exchanges will be processed at the net asset value per share of the Fund as of the close of the New York Stock
      Exchange (the "Exchange") (currently 4:00 p.m., New York City time) on each day that the Exchange is open for trading by dividing the current market value of the Fund's total assets less all of its liabilities by the total number of shares outstanding at the time the determination is made. Valid purchase and redemption orders placed prior to the close of the Exchange on a day the Exchange is open for trading are executed at the net asset value determined as of the close that day, and orders placed after that time are valued as of the close of the next trading day. The Fund may have arrangements with certain institutional entities with respect to the actual receipt of orders.
      The Fund reserves the right to change the time at which orders are priced if the Exchange closes at a different time or an emergency exists.

      The Fund's portfolio securities traded on any national stock exchange or quoted on the NASDAQ National Market System are valued on the basis of the last sale price on the date of valuation or, in the absence of any sale on that date, the last sale price on the date the security last traded. Other securities are valued at the mean of the most recent bid and asked prices if market quotations are readily available. Where market quotations are not readily available the securities are valued at their fair value as determined in good faith by the Board of Trustees, or by the Adviser, pursuant to procedures established by the Board. Money market instruments and debt securities with a remaining maturity of sixty days or less are valued by the amortized cost method unless such method does not represent fair value. Odd lot differentials and brokerage commissions are excluded in calculating net asset value. Securities quoted in a foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily net asset value per share is determined. If events that materially affect the value of the Fund's foreign investments occur, the investments will be valued at their fair value as determined in good faith by the Board of Trustees.

 DIVIDENDS AND DISTRIBUTIONS

      The Fund intends to distribute all of its net investment income and realized capital gains, if any, to its shareholders in a single, combined distribution by December 31 of each year. After every distribution, the value of a share is automatically reduced by the amount of the distribution. All your dividends and capital gains distributions from the Fund are automatically reinvested in additional shares of the Fund at the next computed net asset value at the close of business on the payment date.

 TAXES

      The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").
      Qualification as a regulated investment company relieves the Fund of federal income and excise taxes on the portion of its net ordinary income and net realized capital gain distributed to shareholders. The
      Fund also intends to qualify under the Code with respect to the diversification requirements for tax deferral with respect to insurance company separate accounts.

      Because the Insurance Shares may be purchased only through variable insurance contacts and the Retirement Shares may be purchased only through qualified plans, it is anticipated that any dividends derived from net investment income and distributions of capital gains will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 591/2, a 10% penalty tax. The tax status of your investment in the Insurance Shares depends on the features of the variable insurance contracts purchased from a Participating Insurance Company. Please see the separate account prospectus for additional information.

      The foregoing is only a summary of some important tax considerations generally affecting the Fund and its shareholders. Prospective shareholders are urged to consult their tax advisers concerning the tax consequences of this investment.

 GENERAL INFORMATION


      The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"), it was organized as a Delaware business trust on November 20, 1997. The
      Trust is authorized to have separate series, but currently has only the Fund. It is authorized to issue an indefinite number of shares of beneficial interest. The Declaration of Trust permits the Trustees to establish additional series. The Fund currently offers two classes of shares, one of which, the Insurance Shares offered through Participating Insurance Companies, are offered pursuant to this Prospectus. The shares offered hereby are available only in connection with investments in and payments under variable contracts and life insurance contracts. Retirement Shares of the Fund are also available to participant directed plans through a separate prospectus. Because the expenses of each class may differ, the performance of each class is expected to differ. Each share of the Fund has one vote on all matters for which a shareholder vote is required, and participates equally in dividend and capital gain distributions when and if declared by the Fund and in the Fund's net assets upon liquidation.
      Shares are fully paid and non-assessable and there are no preemptive, conversion or exchange rights. Shares do not have cumulative voting rights and, as a result, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees.


      As a Delaware business trust, annual shareholder meetings are not required. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more
      Trustees on the written request of not less than 10% of the outstanding shares. Such removal can be effected upon the action of two-thirds of the outstanding shares. An insurance company issuing a variable contract invested in the Fund requests voting instructions from the variable contract holders. Under current law, the insurance company must vote all shares of the Fund held by the Separate Accounts in proportion to the voting instructions received.

 CONFLICTS OF INTEREST

      Each Portfolio's Shares are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with the Adviser and to certain qualified retirement plans. The Retirement Shares, offered through a separate prospectus, are available to certain participant directed qualified plans.
      Although the Fund currently does not anticipate any disadvantages to policy owners or plan participants arising out of the fact that the Fund offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any anticipated disadvantages or material irreconcilable conflicts to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell securities at disadvantageous prices. The Trustees may refuse to sell shares of the Fund to any separate account or qualified plan or may suspend or terminate the offering of a Fund's shares if such action is required by law or regulatory authority or is in the best interests of the Fund's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Fund could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Fund. The Adviser intends to monitor such qualified plans and the Fund may discontinue sales to a qualified plan and require plan participants with existing investments in the retirement shares to redeem those investments if a plan loses (or in the opinion of the Adviser is at risk losing) its qualified plan status.

 MASTER/FEEDER OPTION

      The Trust may in the future seek to achieve the Fund's or any future series' investment objective by investing all of that series' assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that series. It is expected that any such investment company would be managed by the Adviser in substantially the same manner as the existing series. The initial shareholder(s) of each series voted to vest the authority to convert to a master/feeder structure in the sole discretion of the Trustees. No further approval of the shareholders of the series of the Trust is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a series and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Adviser believes the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

 SHAREHOLDER INFORMATION

      Shareholder inquiries about general Fund information should be directed to the Funds' office at 1-800-99-BARON or 212-583-2100.

      Owners of variable insurance contracts and plan participants will be provided semi-annual unaudited and annual audited reports, including the financial statements of the Fund. Each report will include a listing of portfolio securities held. The Trust's fiscal year ends
      September 30.






P R O S P E C T U S

                         BARON CAPITAL FUNDS TRUST
                             RETIREMENT SHARES



BARON CAPITAL ASSET FUND

         767 Fifth Avenue, New York, New York 10153
         1-800-99-BARON 212-583-2100

         BARON CAPITAL FUNDS TRUST (the "Trust") is an open-end, diversified management investment company, commonly referred to as a mutual fund. The Trust currently consists of one series, BARON
         CAPITAL ASSET FUND (the "Fund"). There are currently two classes of shares. The Fund's investment objective is to seek capital appreciation through investments in securities of small and medium sized companies, with undervalued assets or favorable growth prospects. The Fund has recently been organized and has no operating history, but the Fund's investment adviser, BAMCO, Inc., has been an investment adviser to registered mutual funds for over ten years.

         The shares of the Fund offered by this prospectus ("Retirement
         Shares") are not offered directly to the public; they are sold only in connection with certain participant directed qualified retirement plans and, under a separate prospectus, investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Institutional Shares"). The
         Trust sells and redeems its shares at net asset value without any sales charges or redemption fees. The minimum initial investment is $2,000. There is no minimum for subsequent purchases.


         This Prospectus sets forth concisely the essential information a plan participant should consider before allocating purchase payments to the Fund. Investors are advised to read this Prospectus and retain it for future reference and to read the plan documents. A Statement of Additional Information, dated August 3,
         1998, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange
         Commission and is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by writing or calling the plan sponsor.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
         SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
         COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
         STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
         OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
         CRIMINAL OFFENSE.






August 3, 1998


TABLE OF CONTENTS

FUND EXPENSES.....................................................3
INVESTMENT OBJECTIVES AND PHILOSOPHY..............................4
INVESTMENT POLICIES AND RISKS.....................................5
INVESTMENT PERFORMANCE............................................9
MANAGEMENT OF THE FUND............................................9
DISTRIBUTION PLAN AND OTHER EXPENSES.............................12
PURCHASES AND REDEMPTIONS........................................12
DETERMINING YOUR SHARE PRICE.....................................12
DIVIDENDS AND DISTRIBUTIONS......................................13
TAXES............................................................13
GENERAL INFORMATION..............................................13








The net asset value per share and the value of a shareholder's holding in the Fund will vary with economic and market conditions. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments and the expenses incurred by the Fund.
Investment in the Fund involves risk, including the possible loss of principal.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal
Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


There is no assurance that the Fund will achieve its respective objective.
The Fund does not purport to offer a complete investment program to which investors should commit all of their investment capital. Please see the section entitled "Investment Policies and Risks" starting on page 5 for a discussion of the risks associated with the Fund.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in the Prospectus and, if given or made, such information or representations may not be relied upon as authorized by the Fund, its Investment Adviser or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy securities in any state to any person to whom it is unlawful to make such offer in such state.


FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES:


Sales Load Imposed on Purchases......................NONE
Redemption Fee.......................................NONE
Deferred Sales Load..................................NONE
Exchange Fees........................................NONE


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):

                  MANAGEMENT FEES         OTHER             TOTAL
                  (AFTER EXPENSE          EXPENSES          OPERATING
                  REIMBURSEMENT)                            EXPENSES
                                                            (AFTER EXPENSE
                                                            REIMBURSEMENT)
BARON CAPITAL
ASSET FUND        1.00%                   2.5%              1.25%


Because Baron Capital Asset Fund is a new fund, "other expenses" and "total operating expenses" are based on estimated amounts for the current fiscal year.

*The Adviser will reduce its fee to the extent required to limit Baron
Capital Asset Fund's total operating expenses to 1.25%. Without the expense limitation, the Fund estimates that actual expenses would be 1.35%.


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return, and (2) redemption at the end of each time period:


                                1 Year   3 Years    5 Years    10 Years
Baron Capital Asset Fund        $13      $40        $69        $151


This information should not be considered a representation of past or future expenses, as actual expenses fluctuate and may be greater or less than those shown. The example assumes a 5% annual return as required by SEC regulations applicable to all mutual funds. The actual performance of the Fund will vary and may result in an actual return greater or less than 5%.
For a description of the various costs and expenses incurred in the operation of the Fund, as well as any expense reimbursement or reduction arrangements, see "Management of the Fund" and "Distribution Plan."


INVESTMENT OBJECTIVES AND PHILOSOPHY


The investment objective of BARON CAPITAL ASSET FUND is to seek capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. Production of income, if any, is incidental to this objective. The investment objective and philosophy of the Fund is similar to those of Baron Asset
Fund, a publicly offered "retail" fund managed by the Fund's adviser.
Although it is anticipated that the Fund and the corresponding retail fund will hold similar securities, differences in asset size and cash flow needs resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio securities. The Fund's stated fundamental policies and other non-fundamental policies may differ from Baron Asset Fund's, but it presently anticipates that the investment selections made for the Fund will be similar to those made by Baron Asset Fund. Expenses of the Fund and its corresponding retail fund are also expected to differ. The performance results are also expected to differ. The variable insurance contract owner will also bear various insurance-related costs at the insurance company level and should refer to the accompanying separate account prospectus for a summary of contract fees and expenses. The investment objective is fundamental and, as such, may not be changed without the approval of a majority of the Fund's outstanding shares. There is no assurance that the Fund will achieve its investment objective. Investment decisions are made by the Fund's investment adviser, BAMCO, Inc. (the "Adviser").

The Fund seeks to achieve its investment objective by investing its assets in a diversified portfolio of primarily common stocks. The Fund invests primarily in the securities of small sized companies with market capitalizations of approximately $100 million to $1 billion and medium sized companies with market values of $1 billion to $2 billion. Although the Fund invests primarily in small and medium sized companies, it will not sell positions just because their market values have increased. The other kinds of investments the Fund makes and the risks associated therewith are discussed starting on page 5 in connection with the Fund's investment policies.


The Fund seeks to purchase securities judged by their Adviser to have favorable price to value characteristics based on the Adviser's assessment of their prospects for future growth and profitability. The Adviser seeks securities that the Adviser believes have the potential to increase in value at least 50% over two subsequent years, although that goal may not be achieved. As a guide in selecting such investments, the Adviser studies and considers such fundamentals as business profitability, balance sheet strength, undervalued and unrecognized assets, price multiples of free cash flow and income, perceived management skills, unit growth, and the potential to capitalize upon anticipated economic trends. Securities are selected for investment after thorough research of the issuers, the industries in which they operate, and their managements. The Fund invests principally in businesses for the long term; it is not a short-term trader of securities.

When the Adviser determines that opportunities for profitable investments are limited or that adverse market conditions exist and believes that investing for temporary defensive purposes is appropriate, all or a portion of the Fund's assets may be invested in money market instruments, which include U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. Investment grade obligations would be classified at the time of the investment within the four highest ratings of Standard & Poor's Corporation ("S&P") or Moody's
Investor's Service, Inc. ("Moody's"), or, if unrated, would be determined by the Adviser to be of comparable high quality and liquidity. The Fund may also invest in money market instruments in anticipation of investing cash positions or of meeting redemptions. To the extent the Fund is so invested its investment objectives may not be achieved.


INVESTMENT POLICIES AND RISKS

In seeking to achieve its investment objective of capital appreciation, the Fund invests primarily in common stocks but may also invest in other equity-like securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. Securities are selected solely for their capital appreciation potential, and investment income is not a consideration.

GENERAL POLICIES SMALL AND MEDIUM SIZED COMPANIES

The Fund invests primarily in small to medium sized companies with market values between $100 million and $2 billion. The Adviser believes there is more potential for capital appreciation in smaller companies, but there also may be more risk. Securities of smaller companies may not be well known to most investors and may be thinly traded. There is more reliance on the skills of a company's management and on their continued tenure.
Investments may be attractively priced relative to the Adviser's assessment of a company's growth prospects, management expertise, and business niche, yet have modest or no current cash flows or earnings. Although the Adviser concentrates on a company's growth prospects, it also focuses on cash flow, asset value and reported earnings. This investment approach requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies. From time to time the Adviser may purchase securities of larger, more widely followed companies for the Fund if it believes such investments meet the Adviser's investment criteria and the Fund's investment objective. The Fund may invest up to 35% of its total assets in larger companies if the Adviser perceives an attractive opportunity in a larger company. The Fund may continue to make investments in a company even though its market capitalization has increased beyond the limits stated, if, in the Adviser's judgment, the company is still an attractive investment.

Equity securities may fluctuate in value, often based on factors unrelated to the value of the issuer or its securities. Since convertible securities combine the investment characteristics of both bonds and common stocks, the Fund absorbs the market risks of both stocks and bonds. The combination does, however, make the investment less sensitive to interest rate changes than straight bonds of comparable maturity and quality. Because of these factors, convertible securities are likely to perform differently than broadly-based measures of the stock and bond markets.

DEBT SECURITIES

The debt securities in which the Fund may invest include rated and unrated securities and convertible instruments. In making investment selections, the Adviser, in addition to using nationally recognized statistical rating organizations ("NRSROs"), also makes its own independent judgments about a security and its issuer. Securities which are not rated by an NRSRO are purchased based solely on the Adviser's assessment of the security and its issuer. The Fund may invest up to 35% of its total assets in non-investment grade debt securities, commonly referred to as "junk bonds." There is no minimum rating for the debt securities that may be purchased. Lower rated securities may have a higher yield and the potential for a greater return than investment grade securities but may also have more risk. Lower rated securities are generally meant for longer-term investing and may be subject to certain risks with respect to the issuing entity and to market fluctuations. The NRSROs may characterize these securities as speculative, with moderate or little protection as to the payment of interest and principal. See the Statement of Additional Information for a general description of NRSRO ratings of debt obligations. The ratings by these NRSROs represent their opinions as to the quality of the debt obligations which they undertake to rate. It should be emphasized that ratings are relative and subjective, and although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risks of these securities. The Adviser will also evaluate the securities and the ability of the issuers to pay interest and principal.
The Fund's ability to achieve its investment objective may be more dependent on the Adviser's credit analysis than might be the case with higher rated securities. The market price and yield of lower rated securities are generally more volatile than those of higher rated securities. Factors adversely affecting the market price and yield of these securities will adversely affect the Fund's net asset value. The trading market for these securities may be less liquid than that of higher rated securities. Companies that issue lower rated securities may be highly leveraged or may have unstable earnings, and consequently the risk of the investment in the securities of such issuers may be greater than with higher rated securities.

With respect to debt securities generally, the interest bearing features of such securities carry a promise of income flow, but the price of the securities are inversely affected by changes in interest rates and are therefore subject to the risk of market price fluctuations. The market values of debt securities may also be affected by changes in the credit ratings or financial condition of the issuers.

The Fund from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. Participations normally are made available only on a nonrecourse basis by financial institutions, such as banks or insurance companies, or by governmental institutions, such as the Resolution Trust Corporation or the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation. When the Fund purchases a participation interest it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Adviser considers in purchasing a particular indebtedness.
The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund may invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of its assets in trade and other claims.

OPTIONS

The Fund may purchase put and call options and write (sell) covered put and call options on equity and/or debt securities. A call option gives the purchaser of the options the right to buy, and when exercised obligates the writer to sell, the underlying security at the exercise price. A put option gives the purchaser of the option the right to sell, and when exercised obligates the writer to buy, the underlying security at the exercise price.
The writing of put options will be limited to situations where the Adviser believes that the exercise price is an attractive price at which to purchase the underlying security. A put option sold by the Fund would be considered covered by the Fund's placing cash or liquid securities in a segregated account with the custodian in an amount necessary to fulfill the obligation undertaken. Options may fail as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options depend on the Adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. The Adviser could be wrong in its predictions. Where a liquid secondary market does not exist, the Fund would likely be unable to control losses by closing its position.


The Fund may engage in options transactions on specific securities that may be listed on national securities exchanges or traded in the over-the-counter market. Options not traded on a national securities exchange are treated as illiquid securities and may be considered to be "derivative securities." Options transactions will not exceed 25% of the Fund's net assets, as measured by the securities covering the options, or 5% of net assets, as measured by the premiums paid for the options, at the time the transactions are entered into.


BORROWINGS


The Fund may borrow up to 5% of its net assets for extraordinary or emergency temporary investment purposes or to meet redemption requests which might otherwise require an untimely sale of portfolio securities. The
Fund may also borrow for other short-term purposes. To the extent the Fund borrows, it must maintain continuous asset coverage of 300% of the amount borrowed. The Fund will not borrow in an amount exceeding 25% of the value of its net assets, including the amount borrowed, as of the time the borrowing is made. Such borrowing has special risks. Any amount borrowed will be subject to interest costs that may or may not exceed the appreciation of the securities purchased.


SHORT SALES AGAINST THE BOX


For the purpose of either protecting or deferring unrealized gains on portfolio securities, the Fund may make short sales "against the box" where the Fund sells short a security it already owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. The proceeds of the short sale will be held by the broker until the settlement date, at which time the Fund delivers the security to close the short position. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The Fund will not sell short against the box in excess of 25% of its net assets.


LENDING

The Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. In lending its portfolio securities, the Fund may incur delays in recovery of loaned securities or a loss of rights in the collateral. To minimize such risks, such loans will only be made if the Fund deems the other party to be of good standing and determines that the income justifies the risk. The Fund will not lend more than 25% of its total assets.

ILLIQUID SECURITIES

The Fund may invest up to 15%, of its net assets in securities that are not readily marketable or are otherwise restricted. The absence of a trading market could make it difficult to ascertain a market value for illiquid positions. The Fund's net asset value could be adversely affected if there were no ready buyer at an acceptable price at the time the Fund decided to sell. Time-consuming negotiations and expenses could occur in disposing of the shares.

FOREIGN SECURITIES

The Fund may invest up to 10% of its total assets directly in the securities of foreign issuers which are not publicly traded in the U.S. and may also invest in foreign securities in domestic markets through depositary receipts without regard to this limitation. The Adviser currently intends to invest not more than 10% of the Fund's assets in foreign securities, including both direct investments and investments made through depositary receipts. These securities may involve additional risks not associated with securities of domestic companies, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, or expropriation or confiscatory taxation. Issuers of foreign securities are subject to different, often less detailed, accounting, reporting and disclosure requirements than are domestic issuers.

SHORT-TERM TRADING AND TURNOVER

The Fund may engage in short-term trading where the Adviser believes that the anticipated gains outweigh the costs of short-term trading. The Adviser expects that the average turnover rate of the Fund's portfolio should not exceed 100%. The turnover rate may vary from year to year depending on how the Adviser anticipates portfolio securities will perform. Short-term trading will increase the amount of brokerage commissions paid by the Fund and the amount of possible short-term capital gains. The amount of portfolio activity will not be a limiting factor in making portfolio decisions.

REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in the equity securities of real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in real estate and derives most of its income from rents from real property or interest on loans secured by mortgages on real property. REITs which meet certain specific requirements of the Internal Revenue Code effectively do not pay corporate level federal income tax. REITs may be affected adversely by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs are dependent on the skills of their management and have limited diversification. REITs also rely on their ability to generate cash flow to make distributions to shareholders and some REITs may have self-liquidation provisions allowing mortgages to be paid in full. The market value of REITs may also be affected by changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income. The REIT portion of the portfolio may also be affected by general fluctuations in real estate values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase that security at a mutually agreed upon time and price. Repurchase agreements could involve certain risks in the event of the failure of the seller to repurchase the securities as agreed, which may cause a fund to suffer a loss, including loss of interest on or principal of the security, and costs associated with delay and enforcement of the repurchase agreement.
Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the restrictions stated above.

WHEN-ISSUED SECURITIES

The Fund may invest up to 5% of its assets in debt and equity securities purchased on a when-issued basis. Although the payment and interest terms of when-issued securities are established at the time the purchaser enters into the commitment, the actual payment for and delivery of when-issued securities generally takes place within 45 days. The Fund bears the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security.
Failure of the issuer to deliver the security purchased on a when-issued basis may result in a loss or missed opportunity to make an alternative investment.

SPECIAL SITUATIONS

The Fund may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement.
Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The special situation may involve securities of companies with higher market capitalizations.

INVESTMENT PERFORMANCE

The investment results of the Fund quoted in advertisements and other sales literature may refer to average annual total return and actual return.
Average annual total return assumes that an investment in the Fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of all dividends and distributions during the period at the net asset value on the reinvestment date. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period.
Because average annual returns are annualized they tend to even out variations in the returns, and are not the same as actual year-by-year results. The actual return performance calculations, which also may be quoted in advertising, reflect the results of a continuous shareholder who does not redeem. It measures the percentage change between the net asset value of a hypothetical $1,000 investment in the Fund at the beginning of a period and the net asset value of that investment at the end of a period, assuming reinvestment of all dividend and capital gain distributions at the net asset value on the reinvestment date. The performance of major market indices such as the Dow Jones Industrial Average, Russell 2000, and
Standard & Poor's 500 may also be included in advertising so that the Fund's results may be compared with those of groups of unmanaged securities widely regarded by investors as measures of market performance. Brokerage fees are not factored into the performance of the indices. The performance data of the Fund include all recurring fees such as brokerage and investment advisory fees. Data and rankings from Lipper Analytical
Services, Inc., CDA Investment Technologies, Morningstar or other industry publications may also be used in advertising. See the Statement of Additional Information.

Performance results represent past performance and are not necessarily representative of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

The annual report contains additional performance information which is available upon request without charge by writing or calling the Fund at the address and telephone number set forth on the back of this Prospectus.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

BAMCO, Inc., the Adviser, is located at 767 Fifth Avenue, New York, New
York 10153, and is responsible for portfolio management. It is a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"). Baron Capital, Inc.
("Baron Capital"), a registered broker-dealer and the distributor of the shares of the Fund, is also a wholly owned subsidiary of BCG.

Under an advisory agreement with the Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services and management to the Fund. Mr. Ronald Baron is the chief investment officer of the Adviser and is primarily responsible for the day-to-day management of the portfolio of the Fund. Mr. Baron also has primary responsibility for the investments of two of the retail funds, Baron Asset Fund and Baron Growth & Income
Fund. He has managed the portfolios of those Funds since their inception.
The Adviser also keeps the books of account of each series, and calculates daily the income and net asset value per share of each Fund.


As compensation for the services rendered under each Advisory Agreement, the Adviser receives a fee payable monthly from the assets of each Fund equal to 1% per annum of each Fund's respective average daily net asset value. The Adviser has agreed to waive its advisory fee to the extent necessary so that total operating expenses of the Fund do not exceed 1.25% of the Fund's average net assets.


BROKERAGE

Brokerage transactions for the Fund are effected chiefly by or through its Adviser's affiliate, Baron Capital, when consistent with the policy of obtaining the best net results for the Fund and subject to the conditions and limitations of the 1940 Act. Baron Capital is a registered broker-dealer and a member of the NASD. In determining the best net results for the Fund, the Adviser will examine factors such as price (including the applicable brokerage commission or dealer spread), size of order, efficiency and reliability of execution. The Fund's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Baron Capital are reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Fund will also consider sales of its shares as a factor in the selection of broker-dealers to execute portfolio transactions. See Statement of Additional Information for a description of the commissions paid to Baron Capital.

TRUSTEES AND EXECUTIVE OFFICERS

The Trust's Board of Trustees has overall responsibility for the management of the Fund. The Trustees and executive officers of the Fund and their principal occupations during the last five years are set forth below.




     Name and Address        Position Held With             Principal Occupation(s) During Past Five

Ronald Baron*+                   President, Chief           President and Director of: Baron Capital, Inc.
767 Fifth Avenue                 Investment Officer         (1982-Present), Baron Capital Management,
New York, NY 10153               and Trustee                Inc. (1983-Present), Baron Capital Group, Inc.
                                                            (1984-Present), BAMCO, Inc. (1987-Present).

Norman S. Edelcup                Trustee                    Chairman, Item Processing of America
244 Atlantic Isle                                           (1989-Present), (financial institution service
N. Miami Beach, FL                                          bureau); Director, Valhi, Inc. (1975-Present)
33160                                                       (diversified company); Director, Artistic
                                                            Greetings, Inc.(1985-Present).

Mark M. Feldman                  Trustee                    President and Chief Executive Officer, Cold
444 Madison Ave, Ste 703                                    Spring Group, Inc.(1993-Present)
New York, N.Y. 10020                                        (reorganization and restructuring consulting);
                                                            Executive Vice President and Chief
                                                            Restructuring Officer, Lomas Financial Corp.
                                                            and subsidiaries (1995-1996) (reorganizing
                                                            debtors-in-possession); Trustee, Aerospace
                                                            Creditors Liquidating Trust (1993-Present)
                                                            (administers and liquidates assets).

Irwin Greenberg                  Trustee                    Chairman, Lehigh Valley Hospital Board
3048 Congress Street                                        (1991-Present); Retail Consultant, (1990-
Allentown, PA 18101                                         Present); Director, Cedar Crest College
                                                            (1990-Present); President and Chief Executive
                                                            Officer, Hess's Department Stores (1976-1990).

Clifford Greenberg               Vice President             Vice President, Baron Capital, Inc., Baron
767 Fifth Avenue                                            Capital Group, Inc., BAMCO, Inc.
New York, NY 10153                                          (1997-Present); General Partner, HPB
                                                            (1997-Present); General Partner, HPB
                                                            Associates, L.P. (1984-1996) (investment
                                                            partnership).

Linda S. Martinson*+             Secretary, Vice            General Counsel and Secretary of: Baron
767 Fifth Avenue                 President and Trustee      Capital, Inc. (1983-Present), BAMCO, Inc.
New York, NY 10153                                          (1987-Present), Baron Capital Group, Inc.
                                                            (1987-Present), Baron Capital Group, Inc.
                                                            (1984-Present), Baron Capital Management,
                                                            Inc. (1983-Present).

Charles N. Mathewson             Trustee                    Chairman of the Board, International Game
5270 Neil Road                                              Technology (1986-Present) (manufacturer of
Reno, NV 89502-4169                                         microprocessor-controlled gaming machines
                                                            and monitoring systems).

Harold W. Milner                 Trustee                    Retired; President and Chief Executive
2293 Morningstar Drive                                      Officer, Kahler Realty Corporation
Park City, UT 84060                                         (1985-1997) (hotel ownership and management).

Raymond Noveck+                  Trustee                    President, Strategic Systems, Inc. (1990-
31 Karen Road                                               Present) (health care information); Director,
Waban, MA  02168                                            Horizon/CMS Healthcare Corporation (1987-Present).

Susan Robbins                    Vice President             Senior Analyst, Vice President and Director
767 Fifth Avenue                                            of: Baron Capital, Inc. (1982-Present),Baron
New York, NY 10153                                          Capital Management, Inc. (1983-Present),
                                                            Baron Capital Group, Inc. (1984-Present).

Morty Schaja*                    Senior Vice                Senior Vice President and Chief Operating
767 Fifth Avenue                 President, Chief           Officer of Baron Capital, Inc. (1997-Present),
New York, NY 10153               Operating Officer          Managing Director, Vice President, Baron
                                 and Trustee                Capital, Inc. (1991-Present) and Director,
                                                            Baron Capital Group, Inc., Baron Capital
                                                            Management, Inc., and BAMCO, Inc.
                                                            (1997-Present).

David A. Silverman, M.D.         Trustee                    Physician (1976-Present).
239 Central Park West
New York, NY 10024

Peggy Wong                       Treasurer and Chief        Treasurer and Chief Financial Officer of:
767 Fifth Avenue                 Financial Officer          Baron Capital, Inc., Baron Capital Group,
New York, NY 10153                                          Inc., BAMCO, Inc., Baron Capital
                                                            Management, Inc. (1987-Present).

* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.





DISTRIBUTION PLAN AND OTHER EXPENSES

The Fund's Retirement Shares are distributed by Baron Capital, which is the principal underwriter of the shares of the Baron retail funds. From time to time the Adviser or the Distributor may compensate plan administrators or their affiliates whose participants hold the Retirement Shares for providing a variety of administrative services, such as record-keeping and accounting, and investor support services, such as responding to inquiries and preparing mailings to shareholders. The compensation may be paid as either a per account fee or a percentage of the average daily assets invested by the retirement plan. The compensation will be paid out of the assets of the Fund.

The Fund pays a fee to its custodian, the Bank of New York, 48 Wall Street, New York, NY 10015. The Fund also pays a fee to its transfer and dividend distributing agent, DST Systems, Inc. P.O. Box 419946, Kansas City, MO 64141. In their respective capacities both institutions maintain certain financial and accounting records pursuant to agreements with the Trust. They do not assist in and are not responsible for investment decisions involving assets of the Fund.

PURCHASES AND REDEMPTIONS

The Retirement Shares of the Fund are offered on a continuous basis through qualified plans. Investors may not purchase or redeem shares of the Fund directly, but only through qualified retirement plans. You should refer to your plan documents for information on how to invest in or redeem the Retirement Shares of the Fund.

All investments in the Fund are credited to a qualified plan immediately upon acceptance of the investment by the Transfer Agent. Investments will be processed at the net asset value next determined after an order is received and accepted by the Transfer Agent. The Fund reserves the right to reject any purchase order.

Redemptions are processed at the net asset value next calculated after receipt and acceptance of the redemption order by the Transfer Agent. Redemption proceeds will normally be wired to the qualified plan the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

DETERMINING YOUR SHARE PRICE


Your purchases, sales or exchanges will be processed at the net asset value per share of the Fund as of the close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York City time) on each day that the Exchange is open for trading by dividing the current market value of the Fund's total assets less all of its liabilities by the total number of shares outstanding at the time the determination is made. Valid purchase and redemption orders placed prior to the close of the Exchange on a day the Exchange is open for trading are executed at the net asset value determined as of the close that day, and orders placed after that time are valued as of the close of the next trading day. The Fund may have arrangements with certain institutional entities with respect to the actual receipt of orders. The Fund reserves the right to change the time at which orders are priced if the Exchange closes at a different time or an emergency exists.


The Fund's portfolio securities traded on any national stock exchange or quoted on the NASDAQ National Market System are valued on the basis of the last sale price on the date of valuation or, in the absence of any sale on that date, the last sale price on the date the security last traded. Other securities are valued at the mean of the most recent bid and asked prices if market quotations are readily available. Where market quotations are not readily available the securities are valued at their fair value as determined in good faith by the Board of Trustees, or by the Adviser, pursuant to procedures established by the Board. Money market instruments and debt securities with a remaining maturity of sixty days or less are valued by the amortized cost method unless such method does not represent fair value. Odd lot differentials and brokerage commissions are excluded in calculating net asset value. Securities quoted in a foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily net asset value per share is determined. If events that materially affect the value of a Fund's foreign investments occur, the investments will be valued at their fair value as determined in good faith by the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute all of its net investment income and realized capital gains, if any, to its shareholders in a single, combined distribution by December 31 of each year. After every distribution, the value of a share is automatically reduced by the amount of the distribution. All your dividends and capital gains distributions from the Fund are automatically reinvested in additional shares of the Fund at the next computed net asset value at the close of business on the payment date.

TAXES

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986 (the "Code"). Qualification as a regulated investment company relieves the Fund of federal income and excise taxes on the portion of its net ordinary income and net realized capital gain distributed to shareholders. Because of the Institutional Shares, the Fund also intends to qualify under the Code with respect to the diversification requirements for tax deferral with respect to insurance company separate accounts.

Because the Retirement Shares may be purchased only through qualified plans, it is anticipated that any dividends derived from net investment income and distributions of capital gains will be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment in the Retirement Shares depends on the features of the qualified plan. Please see your plan sponsor for additional information.

The foregoing is only a summary of some important tax considerations generally affecting the Fund and its shareholders. Prospective shareholders are urged to consult their tax advisers concerning the tax consequences of this investment.

                            GENERAL INFORMATION

The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"), it was organized as a Delaware business trust on November 20, 1997. The Trust is authorized to have separate series, but currently has only the Fund. It is authorized to issue an indefinite number of shares of beneficial interest. The Declaration of Trust permits the Trustees to establish additional series. The Fund currently offers two classes of shares, one of which, the Institutional Shares offered through Participating Insurance Companies, are offered pursuant to this Prospectus. The shares offered hereby are available only in connection with investments in and payments under variable contracts and life insurance contracts. Retirement Shares of the Fund are also available to participant directed plans through a separate prospectus. Because the expenses of each class may differ, the performance of each class is expected to differ. Each share of the Fund has one vote on all matters for which a shareholder vote is required, and participates equally in dividend and capital gain distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. Shares are fully paid and non-assessable and there are no preemptive, conversion or exchange rights. Shares do not have cumulative voting rights and, as a result, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees.

As a Delaware business trust, annual shareholder meetings are not required. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees on the written request of not less than 10% of the outstanding shares. Such removal can be effected upon the action of two-thirds of the outstanding shares. An insurance company issuing a variable contract invested in the Fund requests voting instructions from the variable contract holders. Under current law, the insurance company must vote all shares of the Fund held by the Separate Accounts in proportion to the voting instructions received.

CONFLICTS OF INTEREST

Each Portfolio's Shares are available only to certain qualified retirement plans. Institutional Shares of the Fund are available to variable annuity and variable life separate accounts of insurance companies through a separate prospectus. Although the Fund currently does not anticipate any disadvantages to plan participants or policy owners arising out of the fact that the Fund offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any anticipated disadvantages or material irreconcilable conflicts to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell securities at disadvantageous prices. The Trustees may refuse to sell shares of the Fund to any separate account or qualified plan or may suspend or terminate the offering of a Fund's shares if such action is required by law or regulatory authority or is in the best interests of the Fund's shareholders.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve the Fund's or any future series' investment objective by investing all of that series' assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that series. It is expected that any such investment company would be managed by the Adviser in substantially the same manner as the existing series. The initial shareholder(s) of each series voted to vest the authority to convert to a master/feeder structure in the sole discretion of the Trustees. No further approval of the shareholders of the series of the Trust is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a series and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Adviser believes the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

SHAREHOLDER INFORMATION

Shareholder inquiries about general Fund information should be directed to the Funds' office at 1-800-99-BARON or 212-583-2100.

Owners of variable insurance contracts and plan participants will be provided semi-annual unaudited and annual audited reports, including the financial statements of the Fund. Each report will include a listing of portfolio securities held. The Trust's fiscal year ends September 30.






                         BARON CAPITAL FUNDS TRUST

                          BARON CAPITAL ASSET FUND
                              INSURANCE SHARES

                              767 Fifth Avenue
                          New York, New York 10153
                               (800) 99-BARON
                                212-583-2100


                    STATEMENT OF ADDITIONAL INFORMATION


                               August 3, 1998





      BARON CAPITAL FUNDS TRUST is an open-end, diversified management investment company organized as a series fund with one series currently available, BARON CAPITAL ASSET FUND (the "Fund"). There are currently two classes of shares. BARON CAPITAL ASSET FUND'S investment objective is to seek capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth
 prospects.   The Fund has recently been organized and has no operating
 history.


      The shares of the Fund may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain other qualified retirement plans ("Insurance shares"). The Fund also offers a second class of shares to certain other participant directed qualified plans.
      This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's prospectus dated August 3, 1998 as amended or supplemented from time to time with respect to the Insurance Shares of the Fund. (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. Additional copies of the Prospectus may be obtained without charge from the insurance company.


      No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Statement of Additional Information and the related Prospectus do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.


                             TABLE OF CONTENTS



                                               Page in
                                               Statement
                                               of
                                               Additional     Page in
                                               Information    Prospectus
                                               -----------    ----------


 Investment Objectives and Policies .........      3            4
      Investment Restrictions  ..............      3           --
      Short Sales Against the Box ...........      4            7
      Option Transactions  ..................      4            6
      Use of Segregated and Other
        Special Accounts ....................      6           --
      Depository Receipts  ..................      6           --

 Medium and Lower Rated Corporate
   Debt Securities ..........................      7            5
      Turnover Rate  ........................      8            8

 Management of the Funds ....................      9            9
      Board of Trustees and Officers .........     9           10
      Principal Holders of Shares ............    11           --
      Investment Adviser .....................    11            9
      Distributor  ...........................    12           12
      Distribution Plan  .....................    12           12
      Brokerage  .............................    14           10
      Custodian, Transfer Agent and
      Dividend Agent .........................    15           12
 Redemption of Shares  .......................    15           12

 Net Asset Value .............................    15           --

 Taxes .......................................    16           13

 Organization and Capitalization .............    16           14
      General  ...............................    16           14
      Shareholder and Trustee Liability ......    16           --

 Other Information ...........................    16           --
      Independent Accountants  ...............    16           --
      Calculation of Performance Data .........   17           --




                     INVESTMENT OBJECTIVES AND POLICIES

      The following information supplements the discussion of the Fund's investment objectives and policies set forth on pages of the Prospectus. Unless otherwise specified, the investment programs and restrictions are not fundamental policies. Such operating policies are subject to change by the Fund's Board of Trustees without the approval by the shareholders. Shareholders will, however, be notified prior to any material changes.

 Fundamental policies may be changed only with the approval of a majority of the Fund's outstanding voting securities.
 INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions, which include those described in the Prospectus. These restrictions represent fundamental policies of the Fund and may not be changed without the approval of the Fund's shareholders. Unless otherwise noted, all percentage restrictions are as of the time of the investment after giving effect to the transaction.


 The Fund may not:
      1. Issue senior securities or borrow money or utilize leverage in excess of 25% of its net assets (plus 5% for emergency or other short-term purposes) from banks from time to time.
      2. Except as described in the prospectus, engage in short-sales, purchase securities on margin or maintain a net short position.
      3. Purchase or sell commodities or commodity contracts except for hedging purposes and in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool.
      4. Purchase or sell oil and gas interests or real estate. Debt or equity securities issued by companies engaged in the oil, gas or real estate business are not considered oil or gas interests or real estate for purposes of this restriction. First mortgage loans and other direct obligations secured by real estate are not considered real estate for purposes of this restriction.
      5. Invest more than 25% of the value of its total assets in any one industry, except investments in U.S. government securities.
      6. Purchase the securities of any one issuer other than the U.S. government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% and 10% limitations.
      7.   Underwrite securities of other issuers.
      8. Make loans, except to the extent the purchase of debt obligations of any type (including repurchase agreements and corporate commercial paper) are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the Securities and Exchange Commission and the securities exchanges where such securities are traded.
      9. Participate on a joint, or a joint and several, basis in any securities trading account.
      10. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with options, loans of portfolio securities, or other permitted borrowings.
      11. Purchase securities of any issuer with a record of less than three years' continuous operations, including predecessors, except obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.
      12. Invest more than 15% of its net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.


 As a non-fundamental policy, The Fund will not:
      1. Invest in securities of other registered investment companies (except in connection with a merger, consolidation or other reorganization and except for the purchase of shares of registered open-end money market funds if double advisory fees are not assessed), invest more than 5% of the value of the Fund's total assets in more than 3% of the total outstanding voting securities of another investment company or more than 10% of the value of the Fund's total assets in securities issued by other investment companies.
      2. Invest more than 5% of its total assets in warrants to purchase common stock.
      3. Purchase the securities of any issuer of which any officer or director of the Fund owns 2 of 1% of the outstanding securities or in which the officers and directors in the aggregate own more than 5%.

      The Securities and Exchange Commission currently requires that the following conditions be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modifications. The portfolio of the Fund is valued every day the New York Stock Exchange is open for trading.

      With respect to investments in warrants, the Fund will not invest in excess of 2% of the value of its net assets in warrants that are not listed on the New York or American Stock Exchanges. Warrants are essentially options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

 SHORT SALES AGAINST THE BOX

      The Fund may sell short "against the box" to protect or defer an unrealized gain in a security. At the time of the short sale, the Fund will either own or have the unconditional right to acquire at no additional cost the identical security sold short. The Fund may use this technique in connection with convertible securities as well as common stock. The Fund may have to pay a fee to borrow securities, which would partially offset any gain thereon.

 OPTIONS TRANSACTIONS

      The Fund may purchase or write put or call options. The purpose of writing covered call options is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's net asset value per share. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation, when exercised, to buy, the underlying security, at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying security against a substantial decline in the market value by giving the Fund the right to sell such security at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller if exercised, the obligation to sell, the underlying security at the exercise price. The Fund's purchase of a call option on a security might be intended to protect the Fund against an increase in the price of the underlying security that it intends to purchase in the future by fixing the price at which it may purchase such security or to limit the loss to the extent of the premium for a security it might otherwise purchase. An American style put or call option may be exercised at any time during a fixed period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto, and the Fund may engage in either style option. The Fund is authorized to engage in transactions with respect to exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Rather than taking or making delivery of the underlying security through the process of exercising the option, listed options are usually closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
 (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including terms such as method of settlement, term, exercise price, premium, guarantees and security, are negotiated by the parties. The Funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in according with the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Funds will engage in OTC option transactions only with United States securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligations of which have received) a short-term credit rating of "A-1" from Standard & Poor's Corporation ("S&P") or "P-1" from Moody's Investor Services ("Moody's") or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any,) are illiquid, and are subject to a fund's limitations on investments in illiquid securities.

      If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on corporate debt securities and equity securities (including convertible securities). All calls sold by the Fund must be "covered" (i.e., the Fund must own the underlying securities) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on corporate debt securities and equity securities (including convertible securities). All put options must be covered. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

 USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

      Many hedging transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A put option written requires that the Fund segregate liquid, high grade assets equal to the exercise price. Hedging transactions may be covered by other means when consistent with applicable regulatory policies.

      OTC options entered into by the Fund will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a noncash settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. OCC-issued and exchange-listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery, or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

 DEPOSITORY RECEIPTS

      The Fund may invest in securities commonly known as American Depository Receipts ("ADRs"), and in European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. EDRs are receipts issued in Europe generally by a non-U.S. bank or trust company that evidence ownership of non-U.S. or domestic securities. Generally, ADRs are in registered form and EDRs are in bearer form. There are no fees imposed on the purchase or sale of ADR's or EDRs although the issuing bank or trust company may impose on the purchase of dividends and the conversion of ADRs and EDRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying non-U.S. securities, since (i) ADRs are U.S. dollar denominated investments which are easily transferable and for which market quotations are readily available and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. EDRs are not necessarily denominated in the currency of the underlying security.

 MEDIUM AND LOWER RATED CORPORATE DEBT SECURITIES

      The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be known as "junk bonds." The Fund may invest in securities of distressed issuers when the intrinsic values of such securities have, in the opinion of the Adviser, warranted such investment. Corporate debt securities rated Baa are regarded by Moody's as being neither highly protected nor poorly secured. Interest payments and principal security appears adequate to Moody's for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities are regarded by Moody's as lacking outstanding investment characteristics and having speculative characteristics. Corporate debt securities rated BBB are regarded by S&P as having adequate capacity to pay interest and repay principal. Such securities are regarded by S&P as normally exhibiting adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this rating category than in higher rated categories.

      Corporate debt securities which are rated B are regarded by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Corporate debt securities rated BB, B, CCC, CC and C are regarded by S&P on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. In S&P's view, although such securities likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB and B are regarded by S&P as indicating the two lowest degrees of speculation in this group of ratings. Securities rated D by S&P or C by Moody's are in default and are not currently performing.

      The Fund will rely on the Adviser's judgment, analysis and experience in evaluating debt securities. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors the issuers of corporate debt securities held in the Funds' portfolio. The credit ratings assigned by a rating agency to a security is a factor considered by the Adviser in selecting a security, but the intrinsic value in light of market conditions and the Adviser's analysis of the fundamental values underlying the issuer are of more significance. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objectives when investing in such securities is dependent on the credit analysis of the Adviser. If the Fund purchased primarily higher rated debt securities, risks would be substantially reduced.

      A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities. Securities in default are relatively unaffected by such events or by changes in prevailing interest rates. In addition, in such circumstances, the ability of issuers of medium and lower grade corporate debt securities to repay principal and to pay interest, to meet projected business goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the corporate debt securities in the Fund's portfolio. The secondary market prices of medium and lower grade corporate debt securities are less sensitive to changes in interest rates than are higher rated debt securities, but are more sensitive to adverse economic changes or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of medium and lower grade corporate debt securities, although such factors also present investment opportunities when prices fall below intrinsic values. Yields on debt securities in the portfolio that are interest rate sensitive can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to have an impact on the market price of any medium to lower grade corporate debt securities in the portfolio and thus could have an effect on the net asset value of the Fund if other types of securities did not show offsetting changes in values. The secondary market value of corporate debt securities structured as zero coupon securities or payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.

      To the extent that there is no established market for some of the medium or low grade corporate debt securities in which the Fund may invest, there may be thin or no trading in such securities and the ability of the Adviser to value accurately such securities may be adversely affected. Further, it may be more difficult for the Fund to sell securities for which no established retail market exists as compared with securities for which such a market does exist. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade corporate debt securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to a reduced availability of reliable objective data. To the extent that the Fund purchases illiquid corporate debt securities or securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. The Fund may be required to incur costs in connection with the registration of restricted securities in order to dispose of such securities, although under Rule 144A under the Securities Act of 1933 certain securities may be determined to be liquid pursuant to procedures adopted by the Board of Trustees under applicable guidelines.

 TURNOVER RATE

      The adviser expects that the average annual turnover rate of the portfolio of the Fund should not exceed 100%. A portfolio turnover rate of 100% would occur if all the securities in the portfolio were replaced in a one year period. The portfolio turnover rate is calculated by dividing the lesser of portfolio purchases or sales by the average monthly value of portfolio securities, excluding short term securities. The Fund has no historical rates to report at this time. The turnover rate will fluctuate depending on market conditions.

                           MANAGEMENT OF THE FUND

 BOARD OF TRUSTEES AND OFFICERS

      The Trustees and executive officers of the Fund and their principal occupations during the last five years are set forth below.

                          Position        Principal
                          Held With       Occupation(s)
 Name and Address         the Fund        During Past Five Years
 ----------------         ---------       -----------------------

 Ronald Baron  *+         President       President and Director
 767 Fifth Avenue         and Trustee     of:  Baron Capital,
 New York, NY 10153                       Inc. (1982-Present),
                                          Baron Capital
                                          Management, Inc.
                                          (1983-Present), Baron
                                          Capital Group, Inc.
                                          (1984-Present), BAMCO,
                                          Inc. (1987-Present).

 Norman S. Edelcup        Trustee         Chairman, Item
 244 Atlantic Isle                        Processing of America
 N. Miami Beach, FL                       (1989-Present),
 33160                                    (financial institution
                                          service bureau);
                                          Director, Valhi Inc.
                                          (1975-Present)
                                          (diversified company);
                                          Director, Artistic
                                          Greetings, Inc. (1985-
                                          Present).

 Mark M. Feldman          Trustee         President and Chief
 444 Madison Avenue,                      Executive Officer,
 Ste 703                                  Cold Spring Group,
 New York, NY 10020                       Inc. (1993-Present)
                                          (reorganization and
                                          restructuring
                                          consulting); Executive
                                          Vice President and
                                          Chief Restructuring
                                          Officer, Lomas
                                          Financial Corp. and
                                          subsidiaries (1995-
                                          1996) (reorganizing
                                          debtors-in-
                                          possession); Trustee,
                                          Aerospace Creditors
                                          Liquidating Trust
                                          (1993-Present)
                                          (administers and
                                          liquidates assets).


 Irwin Greenberg          Trustee         Chairman, Lehigh
 3048 Congress Street                     Valley Hospital Board
 Allentown, PA 18101                      (1991-Present); Retail
                                          Consultant, (1990-
                                          Present); Director,
                                          Cedar Crest College
                                          (1990-Present);
                                          President and Chief
                                          Executive Officer,
                                          Hess's Department
                                          Stores (1976-1990).

 Clifford Greenberg       Vice            Vice President, Baron
 767 Fifth Avenue         President       Capital, Inc., BAMCO,
 new York, NY 1015311                     Inc. (1997-Present);
                                          General Partner, HPB
                                          Associates, L.P.
                                          (1984-1996)
                                          (investment
                                          partnership).


 Linda S. Martinson *+    Secretary,      General Counsel and
 767 Fifth Avenue         Vice            Secretary of: Baron
 New York, NY 10153       President,      Capital, Inc. (1983-
                          and Trustee     Present),  BAMCO, Inc.
                                          (1987-Present), Baron
                                          Capital Group, Inc.
                                          (1984-Present),Baron
                                          Capital Management,
                                          Inc. (1983-Present).

 Charles N. Mathewson     Trustee         Chairman of the Board,
 5270 Neil Road                           International Game
 Reno, NV 89502-4169                      Technology (1986-
                                          Present) (manufacturer
                                          of microprocessor-
                                          controlled gaming
                                          machines and
                                          monitoring systems).

 Harold W. Milner         Trustee         Retired; President and
 2293 Morningstar Drive                   Chief Executive
 Park City, UT 84060                      Officer, Kahler Realty
                                          Corporation (1985-
                                          1997) (hotel ownership
                                          and management).

 Raymond Noveck +         Trustee         President, Strategic
 31 Karen Road                            Systems, Inc.
 Waban, MA 02168                          (1990-Present) (health
                                          care information);
                                          Director, Horizon/CMS
                                          Healthcare Corporation
                                          (1987-Present).

 Susan Robbins            Vice            Senior Analyst, Vice
 767 Fifth Avenue         President       President, Secretary
 New York, NY 10153                       and Director of:
                                          Baron Capital, Inc.
                                          (1982-Present), Baron
                                          Capital Management,
                                          Inc. (1983-Present),
                                          Baron Capital Group,
                                          Inc. (1984-Present).

 Morty Schaja *           Vice            Managing Director,
 767 Fifth Avenue         President       Vice President, Baron
 New York, NY 10153       and Trustee     Capital, Inc. (1991-
                                          Present), and
                                          Director, Baron
                                          Capital Group, Inc.,
                                          Baron Capital
                                          Management, Inc., and
                                          BAMCO, Inc. (1997-
                                          Present).

 David A. Silverman,      Trustee         Physician (1976-
 M.D.                                     Present).
 239 Central Park West
 New York, NY 10024

 Peggy Wong               Treasurer       Treasurer and Chief
 767 Fifth Avenue         and             Financial Officer of:
 New York, NY 10153       Chief           Baron Capital, Inc.,
                          Financial       Baron Capital Group,
                          Officer         Inc., BAMCO, Inc.,
                                          Baron Capital
                                          Management, Inc.,
                                          (1987-Present).
 ___________________________________________________________________________

 * Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

 + Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.


      The Trustees who are not affiliated with or interested persons of the Fund's investment adviser receive fees of $5,000 annually plus an attendance fee of $500 for each meeting attended in person ($250 for telephone participation). The Trustees who are interested persons of the Funds' investment adviser receive no compensation from the Fund. As indicated in the above table, certain Trustees and officers also hold positions with the Fund's adviser and distributor.

 PRINCIPAL HOLDERS OF SHARES


 As of July 5, 1998 the Fund had no shareholders.


 INVESTMENT ADVISER

      The investment adviser to the Fund is BAMCO, Inc. (the "Adviser"), a New York corporation with its principal offices at 767 Fifth Avenue, New York, N.Y. 10153 and a subsidiary of Baron Capital Group, Inc. ("BCG"). Mr. Ronald Baron is the controlling stockholder of BCG and is BAMCO's chief investment officer. Mr. Baron has over 25 years of experience as a Wall Street analyst and has managed money for others for over 20 years. He has been a participant in Barron's Roundtable and has been a featured guest on Wall Street Week, CNN and CNBC/FNN. Pursuant to an Advisory Agreement with the Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services and management to the Fund, including making the day-to-day investment decisions and arranging portfolio transactions for the Fund subject to such policies as the Trustees may determine. The Fund has no operating history at this time.


      Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund, and pays the salaries and fees of all officers and Trustees who are interested persons of the Adviser. The Adviser presently anticipates that "Year 2000" issues will have no material effect on the ability of the Adviser to provide services to the Fund.


      The Fund pays all operating and other expenses not borne by the Adviser such as audit, accounting and legal fees; custodian fees; expenses of registering and qualifying its shares with federal and state securities commissions; expenses in preparing shareholder reports and proxy solicitation materials; expenses associated with the Fund's shares such as dividend disbursing, transfer agent and registrar fees; certain insurance expenses; compensation of Trustees who are not interested persons of the Adviser; and other miscellaneous business expenses. The Fund also pays the expenses of offering the shares of the Fund, including the registration and filing fees, legal and accounting fees and costs of printing the prospectus and related documents. The Fund also pays all taxes imposed on it and all brokerage commissions and expenses incurred in connection with its portfolio transactions.

      Ronald Baron is the controlling stockholder, President and a Director of BCG. The Adviser utilizes the staffs of Baron Capital and Baron Capital's subsidiary Baron Capital Management, Inc. ("BCM") to provide research. Directors, officers or employees of the Adviser and/or its affiliates may also serve as officers or Trustees of the Fund. BCM is an investment adviser to institutional and individual accounts. Clients of BCM and Baron Capital have investment objectives which may vary only slightly from those of each other and of the Fund. BCM and Baron Capital invest assets in such clients' accounts and in the accounts of principals and employees of BCM and Baron Capital in investments substantially similar to, or the same as, those which constitute the principal investments of the Fund. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Adviser, BCM and Baron Capital to allocate such transactions in a manner deemed equitable by the Adviser, and for the Adviser's, BCM's and Baron Capital's principals and employees to take either the same or least favorable price of the day.

      The Advisory Agreement provides that the Fund may use "Baron" as part of its name for so long as the Adviser serves as investment adviser to the Fund. The Fund acknowledges that the word "Baron" in its name is derived from the name of the entities controlling, directly and indirectly, the Adviser, which derive their name from Ronald Baron; that such name is the property of the Adviser and its affiliated companies for copyright and/or other purposes; and that if for any reason the Adviser ceases to be the Fund's investment adviser, the Fund will promptly take all steps necessary to change its name to one that does not include "Baron," absent the Adviser's written consent.

      The Advisory Agreement provides that the Adviser shall have no liability to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund; provided, that the Adviser shall not be protected against liabilities arising by virtue of willful misfeasance, bad faith or gross negligence, or reckless disregard of the Adviser's obligations under the Advisory Agreement.


      The Advisory Agreement with respect to the Fund was approved by a majority of the Trustees, including a majority of the non-interested Trustees, on April 28, 1998. The Fund's Advisory Agreement is for an initial two year period but the Advisory Agreements must normally be approved annually by the Trustees or a majority of the Fund's shares and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.


      The Advisory Agreement is terminable without penalty by either the Fund (when authorized by majority vote of either its outstanding shares or the Trustees) or the Adviser on 60 days' written notice. The Advisory Agreement shall automatically terminate in the event of its "assignment" (as defined by 1940 Act).
 Distributor

      The Fund has a distribution agreement with Baron Capital, Inc., ("Baron Capital" or the "Distributor") a New York corporation and a subsidiary of BCG (controlled by Ronald Baron), located at 767 Fifth Avenue, New York, N.Y. 10153. Baron Capital is affiliated with the Adviser. The Distributor acts as the agent for the Fund for the continuous public offering of its shares on a best efforts basis pursuant to a distribution plan adopted under Rule 12b-1 under the 1940 Act
 ("Distribution Plan").
 Distribution Plan

      The Distribution Plan authorizes the Fund to pay the Distributor a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets. The distribution fee is paid to the Distributor in connection with its activities or expenses primarily intended to result in the sale of Institutional Shares, including, but not limited to, compensation to registered representatives or other employees of the Distributor; compensation to and expenses of employees of the Distributor who engage in or support the distribution of shares or who service shareholder accounts; telephone expenses; interest expenses; preparing, printing and distributing promotional and advertising material; preparing, printing and distributing the Prospectus and reports to other than current shareholders; and commissions and other fees to broker-dealers or other persons (excluding banks) who have introduced investors to the Fund.

      If and to the extent the expenses listed below are considered to be primarily intended to result in the sale of shares within the meaning of Rule 12b-1, they are exempted from the limits set forth above: (a) the costs of preparing, printing or reproducing and mailing all required reports and notices to shareholders; (b) the costs of preparing, printing or reproducing and mailing all proxy statements and proxies (whether or not such proxy materials include any item relating to or directed toward the sale of shares); (c) the costs of preparing, printing or reproducing and mailing all prospectuses and statements of additional information; (d) all legal and accounting fees relating to the preparation of any such report, prospectus, and proxy materials; (e) all fees and expenses relating to the qualification of the Funds and/or their shares under the securities or "Blue Sky" laws of any jurisdiction; (f) all fees under the 1940 Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Shares; (g) all fees and assessments, if any, of the Investment Company Institute or any successor organization, whether or not its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed and reports of share balances; (i) all costs of responding to telephone or mail inquiries of shareholders or prospective shareholders.

      The Distribution Plan requires that while it is in effect the Distributor report in writing, at least quarterly, the amounts of all expenditures, the identity of the payees and the purposes for which such expenditures were made for the preceding fiscal quarter.

      The Distribution Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto. In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

      Baron Capital is authorized to make payments to authorized dealers, banks and other financial institutions who have rendered distribution assistance and ongoing shareholder support services, shareholder servicing assistance or record keeping. Certain states may require that any such person be registered as a dealer with such state. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Distribution Plan. No preference will be shown in the selection of investments for the instruments of such depository institutions. Baron Capital may also retain part of the distribution fee as compensation for its services and expenses in connection with the distribution of shares.

      Baron Capital anticipates that its actual expenditures will substantially exceed the distribution fee received by it. If the Fund's average daily net asset value were $2 million, even if Baron Capital incurred $50,000 of distribution expenses, it would receive only $10,000 as its fee. Alternatively, if, the Fund's daily average net assets were $25 million, and Baron Capital incurred $60,000 of distribution expenses, it would receive $125,000 as its fee giving Baron Capital a $65,000 profit.
 If the Distribution Plan is terminated, the Fund will owe no payments to Baron Capital other than any portion of the distribution fee accrued through the effective date of termination but then unpaid.

      Unless terminated in accordance with its terms, the Distribution Plan shall continue in effect until, and from year to year thereafter if, such continuance is specifically approved at least annually by its Trustees and by a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto, such votes cast in person at a meeting called for the purpose of such vote.

      The Distribution Plan may be terminated at any time by the vote of a majority of the members of the Fund's Board of Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto or by the vote of a majority of the outstanding shares.
 The Distribution Plan may not be amended to increase materially the amount of payments to be made without the approval of a majority of the shareholders. All material amendments must be approved by a vote of the Trustees and of the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto, such votes cast in person at a meeting called for the purpose of such vote.

      The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in business of underwriting, selling or distributing securities. Accordingly, the Distributor will enter into agreements with banks only to provide administrative assistance. However, changes in federal or state statues and regulations pertaining to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. It is not expected that shareholders would suffer any adverse financial consequences as a result of these occurrences.

 BROKERAGE

      The Adviser is responsible for placing the portfolio brokerage business of the Fund with the objective of obtaining the best net results for the Fund, taking into account prompt, efficient and reliable executions at a favorable price. Brokerage transactions for the Fund are effected chiefly by or through the Adviser's affiliate, Baron Capital, when consistent with this objective and subject to the conditions and limitations of the 1940 Act. Baron Capital is a member of the National Association of Securities Dealers, Inc., but is not a member of any securities exchange.

      The Fund's Board of Trustees has adopted procedures pursuant to Rule 17e-1 of the 1940 Act which are reasonably designed to provide that the commissions paid to Baron Capital are reasonable and fair compared to the commission, fee or other enumeration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Board reviews no less frequently than quarterly that all transactions effected pursuant to Rule 17e-1 during the preceding quarter were effected in compliance with such procedures. The Fund and the Adviser furnish such reports and maintain such records as required by Rule 17e-1. The Fund does not deal with Baron Capital in any portfolio transaction in which Baron Capital acts as principal. The Fund has no operating history.


      Under the Investment Advisory Agreement and as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer (except Baron Capital) which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is consistent with the Fund's policies and is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Such research and information may be used by the Adviser or its affiliates to supplement the services it is required to perform pursuant to the Advisory Agreement in serving the Fund and/or other advisory clients of affiliates.


      Broker-dealers may be willing to furnish statistical research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided research to the Adviser. Research provided by brokers is used for the benefit of all of the Adviser's or its affiliates' clients and not solely or necessarily for the benefit of the Fund. The Adviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration the in the selection of brokers to execute portfolio transactions.

      Baron Capital acts as broker for, in addition to the Fund, accounts of BCM and Baron Capital, including accounts of principals and employees of Baron Capital, BCM and the Adviser. Investment decisions for the Fund and for investment accounts managed by BCM, are made independent of each other in light of differing considerations for the various accounts. The same investment decision may, however, be made for two or more of the Adviser's and or BCM's accounts. In such event, simultaneous transactions are inevitable. Purchases and sales are averaged as to price where possible and allocated to account in a manner deemed equitable by the Adviser in conjunction with BCM and Baron Capital. This procedure could have a detrimental effect upon the price or value of the security for the Fund, but may have a beneficial effect.

      The investment advisory fee that the Fund pays to the Adviser is not reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would by useful and of value to the Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would by useful to the Adviser in carrying out its obligations to the Fund.

 CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

      The Bank of New York, 48 Wall Street, New York, NY, is the custodian for the Fund's cash and securities. DST Systems, Inc., CT-7 Tower, 1004 Baltimore, Kansas City, MO 64105, is the transfer agent and dividend agent for the Fund's shares. Neither institution assists in or is responsible for investment decisions involving assets of the Fund. Both institutions are responsible for the maintenance of the Fund's portfolios and general accounting records, and provide certain shareholder services.

                            REDEMPTION OF SHARES

      The Fund expects to make all redemptions in cash, but have reserved the right to make payment, in whole or in part, in portfolio securities. Payment will be made other than all in cash if the Fund's Board of Trustees determines that economic conditions exist which would make payment wholly in cash detrimental to a particular fund's best interests. Portfolio securities to be so distributed, if any, would be selected in the discretion of the Fund's Board of Trustees and priced as described under "Determining Your Share Price" herein and in the Prospectus.

                              NET  ASSET VALUE

      As more fully set forth in the Prospectus under "Determining Your Share Price," the net asset value per share of the Fund is determined as of the close of the New York Stock Exchange on each day that the Exchange is open. The Exchange is open all week days that are not holidays, which it announces annually. The most recent announcement states it will not be open on New Year's Day, Martin Luther King, Jr.'s Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities traded on more than one national securities exchange are valued at the last sale price of the day as of which such value is being determined as reflected at the close of the exchange which is the principal market for such securities.

      U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees.

                                   TAXES

      The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986 (the "Code"). Qualification as a regulated investment company relieves the Funds of federal income and excise taxes on the portion of its net ordinary income and net realized capital gain distributed to shareholders. The Fund also intends to qualify under the Code with respect to the diversification requirements for tax deferral regarding insurance company separate accounts.

      Because the Insurance Shares may be purchased only through variable insurance contacts and the Retirement Shares may be purchased only through qualified plans, it is anticipated that any dividends derived from net investment income and distributions of capital gains will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 591/2, a 10% penalty tax. The tax status of an investment in the Insurance Shares depends on the features of the variable insurance contracts purchased from a Participating Insurance Company. Please see the separate account prospectus for additional information.

      The foregoing is only a summary of some important tax considerations generally affecting the Fund and its shareholders. Prospective shareholders are urged to consult their tax advisers concerning the tax consequences of this investment.

                      ORGANIZATION AND CAPITALIZATION

 GENERAL


      The Trust is an open-end diversified investment company organized as a series fund and established under the laws of The state of Delaware by a Declaration of Trust dated November 20, 1997. The one series currently available is Baron Capital Asset Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable.


 TRUSTEE LIABILITY

      The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of trust protects a trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                             OTHER INFORMATION

 INDEPENDENT ACCOUNTANTS


      PricewaterhouseCoopers L.L.P., 1301 Avenue of the Americas, New York, New York 10019, has been selected as independent accountants of the Fund. Calculations of Performance Data


      Advertisements and other sales literature for the Fund may refer to average annual total return and actual return. Average annual total return is computed by finding the average annual compounded rates of return over a given period that would equate a hypothetical initial investment to the ending redeemable value thereof, as follows:


                                      P (1+T)N =ERV
           Where:            P = a hypothetical initial payment of $1,000
                             T = average annual total return
                             n = Number of years
                           ERV = ending redeemable value at the end of the
                                 period of a Hypothetical $1,000 investment made at the beginning of the period

      Actual return is computed by measuring the percentage change between the net asset value of a hypothetical $1,000 investment in the Fund at the beginning of a period and the net asset value of that investment at the end of a period. All performance calculations assume that dividends and distributions are reinvested at the net asset value on the appropriate reinvestment dates and include all recurring fees. The Fund has no operating history.

      Performance results represent past performance and are not necessarily representative of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

      In addition to advertising average annual and actual return data, comparative performance information may be used in advertising materials about the Funds, including data and other information from Lipper Analytical Services, Inc., CDA Investment Technologies, Morningstar Inc., Money, Forbes, SEI, Ibbotson, No Load Investor, Growth Fund Guide, Fortune, Barron's, The New York Times, The Wall Street Journal, Changing Times, Medical Economics, Business Week, Consumer Digest, Dick Davis Digest, Dickenson's Retirement Letter, Equity Fund Outlook, Executive Wealth Advisor, Financial World, Investor's Daily, Time, Personal Finance, Investment Advisor, Smartmoney, Rukeyser, Kiplinger's, NAPFA News, US News, Bottomline, Investors Business Daily, Bloomberg Radio, CNBC, and/or USA Today. The Fund may also use comparative performance data from indexes such as the Dow Jones Industrial Average, Standard & Poor's 400, 500, Small Cap 600, 1,500, or Midcap 400, Value Line Index, Wilshire 4,500, 5000, or Small Cap; NASDAQ/OTC Composite, New York Stock Exchange; and the Russell 1000, 2000, 2500, 3000, 2000 Growth, 2000 Value, or Midcap. With respect to the rating services, the Fund may use performance information that ranks the Fund in any of the following categories: all funds, aggressive growth funds, value funds, mid-cap funds, small-cap funds, growth and income funds, equity income funds, and any combination of the above listed categories.




 BARON CAPITAL ASSET FUND


 Statement of Assets and Liabilities

 July 6, 1998



                                  ASSETS:

 Cash                                                      $100,000
                                                           --------

          Total assets                                     $100,000
                                                           --------
                                                           --------



                             LIABILITIES:                  $      0
                                                           --------
          Net assets                                       $100,000
                                                           --------
                                                           --------


 Insurance shares (net asset value, offering
 and redemption price per share-$100,000/10,000 shares)    $  10.00
                                                           --------
                                                           --------



 ---------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENT

 1. Baron Capital Funds Trust (the "Trust"), was organized as a Delaware business trust on November 20, 1997, and has been inactive since that date except for matters relating to its organization and registration under the Investment Company Act of 1940 as a diversified, open-end management investment company and the sale of 10,000 Insurance shares of beneficial interest of Baron Capital Asset Fund (the "Fund"), a
      Series of the Trust, to BAMCO, Inc., the Fund's investment adviser (the "Adviser") for $100,000. The Fund offers Insurance and Retirement shares.

 2.   The organization expenses of the Trust will be paid for by the Adviser.


                         REPORT OF INDEPENDENT ACCOUNTANTS
                         ---------------------------------


 To the Shareholder and
 Board of Trustees of Baron Capital Asset Fund:


 In our opinion, the accompanying statements of assets and liabilities presents fairly, in all material respects, the financial position of Baron Capital Asset Fund as of July 6, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


                                             PricewaterhouseCoopers LLP




 New York, New York
 July 6, 1998










                         BARON CAPITAL FUNDS TRUST

                          BARON CAPITAL ASSET FUND
                             RETIREMENT SHARES

                              767 Fifth Avenue
                          New York, New York 10153
                               (800) 99-BARON
                                212-583-2100


                    STATEMENT OF ADDITIONAL INFORMATION


                               August 3, 1998





        BARON CAPITAL FUNDS TRUST is an open-end, diversified management investment company organized as a series fund with one series currently available, BARON CAPITAL ASSET FUND (the "Fund"). There are currently two classes of shares. BARON CAPITAL ASSET FUND'S investment objective is to seek capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. The Fund has recently been organized and has no operating history.


        The shares of the Fund may be purchased only in connection with certain participant directed qualified retirement plans ("Retirement Shares"). The Fund also offers a second class of shares in connection with investments in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Institutional Shares"). The Trust sells and redeems its shares at net asset value without any sales charges or redemption fees. The minimum initial investment is $2,000. There is no minimum for subsequent purchases.
        This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's prospectus dated August 3, 1998 as amended or supplemented from time to time with respect to the Retirement Shares of the Fund. (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. Additional copies of the Prospectus may be obtained without charge from the retirement plan sponsor.
        No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Statement of Additional Information and the related Prospectus do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.



                             TABLE OF CONTENTS




                                                       Page in
                                                       Statement
                                                       of
                                                       Additional   Page in
                                                       Information  Prospectus



Investment Objectives and Policies.................       3           4
        Investment Restrictions....................       3          --
        Short Sales Against the Box................       4           7
        Option Transactions........................       4           6
        Use of Segregated and Other Special Accounts.     6          --
        Depository Receipts........................       6          --

Medium and Lower Rated Corporate Debt Securities...       7           5
        Turnover Rate..............................       8           8

Management of the Funds.............................      9           9
        Board of Trustees and Officers.............       9          10
        Principal Holders of Shares................      11          --
        Investment Adviser.........................      11           9
        Distributor................................      12          12
        Distribution Plan..........................      13          12
        Brokerage..................................      13           9
        Custodian, Transfer Agent and
        Dividend Agent.............................      14          12
Redemption of Shares...............................      14          12

Net Asset Value....................................      14          --

Taxes   ...........................................      15          13

Organization and Capitalization....................      15          13
        General....................................      15          13
        Shareholder and Trustee Liability..........      15          --

Other Information..................................      16          --
        Independent Accountants....................      16          --
        Calculation of Performance Data............      17          --



                     INVESTMENT OBJECTIVES AND POLICIES

        The following information supplements the discussion of the Fund's investment objectives and policies set forth on pages of the Prospectus. Unless otherwise specified, the investment programs and restrictions are not fundamental policies. Such operating policies are subject to change by the Fund's Board of Trustees without the approval by the shareholders. Shareholders will, however, be notified prior to any material changes. Fundamental policies may be changed only with the approval of a majority of the Fund's outstanding voting securities.

INVESTMENT RESTRICTIONS

        The Fund has adopted the following investment restrictions, which include those described in the Prospectus. These restrictions represent fundamental policies of the Fund and may not be changed without the approval of the Fund's shareholders. Unless otherwise noted, all percentage restrictions are as of the time of the investment after giving effect to the transaction.


The Fund may not:
        1. Issue senior securities or borrow money or utilize leverage in excess of 25% of its net assets (plus 5% for emergency or other short-term purposes) from banks from time to time.
        2. Except as described in the prospectus, engage in short-sales, purchase securities on margin or maintain a net short position.
        3. Purchase or sell commodities or commodity contracts except for hedging purposes and in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool.
        4. Purchase or sell oil and gas interests or real estate. Debt or equity securities issued by companies engaged in the oil, gas or real estate business are not considered oil or gas interests or real estate for purposes of this restriction. First mortgage loans and other direct obligations secured by real estate are not considered real estate for purposes of this restriction.
        5. Invest more than 25% of the value of its total assets in any one industry, except investments in U.S. government securities.
        6. Purchase the securities of any one issuer other than the U.S. government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% and 10% limitations.
        7.     Underwrite securities of other issuers.
        8. Make loans, except to the extent the purchase of debt obligations of any type (including repurchase agreements and corporate commercial paper) are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the Securities and Exchange Commission and the securities exchanges where such securities are traded.
        9. Participate on a joint, or a joint and several, basis in any securities trading account.
        10. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with options, loans of portfolio securities, or other permitted borrowings.
        11. Purchase securities of any issuer with a record of less than three years' continuous operations, including predecessors, except obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.
        12. Invest more than 15% of its net assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.


As a non-fundamental policy, The Fund will not:
        1. Invest in securities of other registered investment companies (except in connection with a merger, consolidation or other reorganization and except for the purchase of shares of registered open-end money market funds if double advisory fees are not assessed), invest more than 5% of the value of the Fund's total assets in more than 3% of the total outstanding voting securities of another investment company or more than 10% of the value of the Fund's total assets in securities issued by other investment companies.
        2. Invest more than 5% of its total assets in warrants to purchase common stock.
        3. Purchase the securities of any issuer of which any officer or director of the Fund owns 2 of 1% of the outstanding securities or in which the officers and directors in the aggregate own more than 5%.

        The Securities and Exchange Commission currently requires that the following conditions be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modifications. The portfolio of the Fund is valued every day the New York Stock Exchange is open for trading.

        With respect to investments in warrants, the Fund will not invest in excess of 2% of the value of its net assets in warrants that are not listed on the New York or American Stock Exchanges. Warrants are essentially options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

SHORT SALES AGAINST THE BOX

        The Fund may sell short "against the box" to protect or defer an unrealized gain in a security. At the time of the short sale, the Fund will either own or have the unconditional right to acquire at no additional cost the identical security sold short. The Fund may use this technique in connection with convertible securities as well as common stock. The Fund may have to pay a fee to borrow securities, which would partially offset any gain thereon.

OPTIONS TRANSACTIONS

        The Fund may purchase or write put or call options. The purpose of writing covered call options is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's net asset value per share. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation, when exercised, to buy, the underlying security, at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying security against a substantial decline in the market value by giving the Fund the right to sell such security at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller if exercised, the obligation to sell, the underlying security at the exercise price. The Fund's purchase of a call option on a security might be intended to protect the Fund against an increase in the price of the underlying security that it intends to purchase in the future by fixing the price at which it may purchase such security or to limit the loss to the extent of the premium for a security it might otherwise purchase. An American style put or call option may be exercised at any time during a fixed period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto, and the Fund may engage in either style option. The Fund is authorized to engage in transactions with respect to exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

        With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Rather than taking or making delivery of the underlying security through the process of exercising the option, listed options are usually closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

        The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
(iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

        OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including terms such as method of settlement, term, exercise price, premium, guarantees and security, are negotiated by the parties. The Funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

        Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in according with the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Funds will engage in OTC option transactions only with United States securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligations of which have received) a short-term credit rating of "A-1" from Standard & Poor's Corporation ("S&P") or "P-1" from Moody's Investor Services ("Moody's") or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any,) are illiquid, and are subject to a fund's limitations on investments in illiquid securities.

        If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

        The Fund may purchase and sell call options on corporate debt securities and equity securities (including convertible securities). All calls sold by the Fund must be "covered" (i.e., the Fund must own the underlying securities) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

        The Fund may purchase and sell put options on corporate debt securities and equity securities (including convertible securities). All put options must be covered. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

        Many hedging transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A put option written requires that the Fund segregate liquid, high grade assets equal to the exercise price. Hedging transactions may be covered by other means when consistent with applicable regulatory policies.

        OTC options entered into by the Fund will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a noncash settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. OCC-issued and exchange-listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery, or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

DEPOSITORY RECEIPTS

        The Fund may invest in securities commonly known as American Depository Receipts ("ADRs"), and in European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. EDRs are receipts issued in Europe generally by a non-U.S. bank or trust company that evidence ownership of non-U.S. or domestic securities. Generally, ADRs are in registered form and EDRs are in bearer form. There are no fees imposed on the purchase or sale of ADR's or EDRs although the issuing bank or trust company may impose on the purchase of dividends and the conversion of ADRs and EDRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying non-U.S. securities, since (i) ADRs are U.S. dollar denominated investments which are easily transferable and for which market quotations are readily available and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. EDRs are not necessarily denominated in the currency of the underlying security.

MEDIUM AND LOWER RATED CORPORATE DEBT SECURITIES

        The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be known as "junk bonds." The Fund may invest in securities of distressed issuers when the intrinsic values of such securities have, in the opinion of the Adviser, warranted such investment. Corporate debt securities rated Baa are regarded by Moody's as being neither highly protected nor poorly secured. Interest payments and principal security appears adequate to Moody's for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities are regarded by Moody's as lacking outstanding investment characteristics and having speculative characteristics. Corporate debt securities rated BBB are regarded by S&P as having adequate capacity to pay interest and repay principal. Such securities are regarded by S&P as normally exhibiting adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this rating category than in higher rated categories.

        Corporate debt securities which are rated B are regarded by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Corporate debt securities rated BB, B, CCC, CC and C are regarded by S&P on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. In S&P's view, although such securities likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB and B are regarded by S&P as indicating the two lowest degrees of speculation in this group of ratings. Securities rated D by S&P or C by Moody's are in default and are not currently performing.

        The Fund will rely on the Adviser's judgment, analysis and experience in evaluating debt securities. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors the issuers of corporate debt securities held in the Funds' portfolio. The credit ratings assigned by a rating agency to a security is a factor considered by the Adviser in selecting a security, but the intrinsic value in light of market conditions and the Adviser's analysis of the fundamental values underlying the issuer are of more significance. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objectives when investing in such securities is dependent on the credit analysis of the Adviser. If the Fund purchased primarily higher rated debt securities, risks would be substantially reduced.

        A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities. Securities in default are relatively unaffected by such events or by changes in prevailing interest rates. In addition, in such circumstances, the ability of issuers of medium and lower grade corporate debt securities to repay principal and to pay interest, to meet projected business goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the corporate debt securities in the Fund's portfolio. The secondary market prices of medium and lower grade corporate debt securities are less sensitive to changes in interest rates than are higher rated debt securities, but are more sensitive to adverse economic changes or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of medium and lower grade corporate debt securities, although such factors also present investment opportunities when prices fall below intrinsic values. Yields on debt securities in the portfolio that are interest rate sensitive can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to have an impact on the market price of any medium to lower grade corporate debt securities in the portfolio and thus could have an effect on the net asset value of the Fund if other types of securities did not show offsetting changes in values. The secondary market value of corporate debt securities structured as zero coupon securities or payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.

        To the extent that there is no established market for some of the medium or low grade corporate debt securities in which the Fund may invest, there may be thin or no trading in such securities and the ability of the Adviser to value accurately such securities may be adversely affected. Further, it may be more difficult for the Fund to sell securities for which no established retail market exists as compared with securities for which such a market does exist. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade corporate debt securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to a reduced availability of reliable objective data. To the extent that the Fund purchases illiquid corporate debt securities or securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. The Fund may be required to incur costs in connection with the registration of restricted securities in order to dispose of such securities, although under Rule 144A under the Securities Act of 1933 certain securities may be determined to be liquid pursuant to procedures adopted by the Board of Trustees under applicable guidelines.

TURNOVER RATE

        The adviser expects that the average annual turnover rate of the portfolio of the Fund should not exceed 100%. A portfolio turnover rate of 100% would occur if all the securities in the portfolio were replaced in a one year period. The portfolio turnover rate is calculated by dividing the lesser of portfolio purchases or sales by the average monthly value of portfolio securities, excluding short term securities. The Fund has no historical rates to report at this time. The turnover rate will fluctuate depending on market conditions.


                           MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

        The Trustees and executive officers of the Fund and their principal occupations during the last five years are set forth below.


                                     Position Held           Principal Occupation(s)
NAME AND ADDRESS                     With the Fund           During Past Five Years

Ronald Baron  *+                     President and           President and Director of: Baron
767 Fifth Avenue                     Trustee                 Capital, Inc. (1982-Present),
New York, NY 10153                                           Baron Capital Management, Inc. (1983-
                                                             Present), Baron Capital Group, Inc.
                                                             (1984-Present), BAMCO, Inc. (1987-
                                                             Present).

Norman S. Edelcup                    Trustee                 Chairman, Item Processing of
244 Atlantic Isle                                            America (1989-Present),
N. Miami Beach, FL 33160                                     (financial institution service bureau);
                                                             Director, Valhi Inc. (1975-Present)
                                                             (diversified company); Director,
                                                             Artistic Greetings, Inc.
                                                             (1985-Present).

Mark M. Feldman                      Trustee                 President and Chief Executive
444 Madison Avenue, Ste 703                                  Officer, Cold Spring Group, Inc.
New York, NY 10020                                           (1993-Present) (reorganization
                                                             and restructuring consulting);
                                                             Executive Vice President and Chief
                                                             Restructuring Officer, Lomas Financial
                                                             Corp. and subsidiaries (1995-1996)
                                                             (reorganizing debtors- in-possession);
                                                             Trustee, Aerospace Creditors
                                                             Liquidating Trust (1993- Present)
                                                             (administers and liquidates assets).


Irwin Greenberg                      Trustee                 Chairman, Lehigh Valley Hospital
3048 Congress Street                                         Board (1991-Present); Retail
Allentown, PA 18101                                          Consultant, (1990-Present);
                                                             Director, Cedar Crest College
                                                             (1990-Present); President and Chief
                                                             Executive Officer, Hess's Department
                                                             Stores (1976-1990).

Clifford Greenberg                   Vice President          Vice President, Baron Capital,
767 Fifth Avenue                                             Inc., BAMCO, Inc. (1997-Present);
New York, NY 10153                                           General Partner, HPB Associates,
                                                             L.P. (1984-1996) (investment
                                                             partnership).


Linda S. Martinson *+                Secretary,              General Counsel and Secretary of:
767 Fifth Avenue                     Vice President,         Baron Capital, Inc. (1983-Present),
New York, NY 10153                   and Trustee             BAMCO, Inc. (1987-Present), Baron
                                                             Capital Group, Inc. (1984-
                                                             Present),Baron Capital
                                                             Management, Inc. (1983-Present).

Charles N. Mathewson                 Trustee                 Chairman of the Board,
5270 Neil Road                                               International
Reno, NV 89502-4169                                          Game Technology (1986-Present)
                                                             (manufacturer of microprocessor-
                                                             controlled gaming machines and
                                                             monitoring systems).

Harold W. Milner                     Trustee                 Retired; President and Chief
2293 Morningstar Drive                                       Executive Officer, Kahler Realty
Park City, UT 84060                                          Corporation (1985-1997) (hotel
                                                             ownership and management).

Raymond Noveck +                     Trustee                 President, Strategic Systems,
31 Karen Road                                                Inc. (1990-Present) (health care
Waban, MA 02168                                              information); Director,
                                                             Horizon/CMS Healthcare Corporation
                                                             (1987-Present).

Susan Robbins                        Vice President          Senior Analyst, Vice President,
767 Fifth Avenue                                             Secretary and Director of:  Baron
New York, NY 10153                                           Capital, Inc. (1982-Present),
                                                             Baron Capital Management, Inc. (1983-
                                                             Present), Baron Capital Group,
                                                             Inc. (1984-Present).

Morty Schaja *                       Vice President          Managing Director, Vice
767 Fifth Avenue                     and Trustee             President,
New York, NY 10153                                           Baron Capital, Inc.
                                                             (1991-Present),
                                                             and Director, Baron Capital
                                                             Group, Inc., Baron Capital Management,
                                                             Inc., and BAMCO, Inc. (1997-
                                                             Present).

David A. Silverman, M.D.             Trustee                 Physician (1976-Present).
239 Central Park West
New York, NY 10024

Peggy Wong                           Treasurer and           Treasurer and Chief Financial
767 Fifth Avenue                     Chief Financial         Officer of: Baron Capital, Inc.,
New York, NY 10153                   Officer                 Baron Capital Group, Inc., BAMCO, Inc.,
                                                             Baron Capital Management, Inc.,
                                                             (1987-Present).

------------------------------------------------------------------------------

* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.





        The Trustees who are not affiliated with or interested persons of the Fund's investment adviser receive fees of $5,000 annually plus an attendance fee of $500 for each meeting attended in person ($250 for telephone participation). The Trustees who are interested persons of the Funds' investment adviser receive no compensation from the Fund. As indicated in the above table, certain Trustees and officers also hold positions with the Fund's adviser and distributor.

PRINCIPAL HOLDERS OF SHARES

As of July 5, 1998 the Fund had no shareholders.

INVESTMENT ADVISER


        The investment adviser to the Fund is BAMCO, Inc. (the "Adviser"), a New York corporation with its principal offices at 767 Fifth Avenue, New York, N.Y. 10153 and a subsidiary of Baron Capital Group, Inc. ("BCG"). Mr. Ronald Baron is the controlling stockholder of BCG and is BAMCO's chief investment officer. Mr. Baron has over 25 years of experience as a Wall Street analyst and has managed money for others for over 20 years. He has been a participant in Barron's Roundtable and has been a featured guest on Wall Street Week, CNN and CNBC/FNN. Pursuant to an Advisory Agreement with the Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services and management to the Fund, including making the day-to-day investment decisions and arranging portfolio transactions for the Fund subject to such policies as the Trustees may determine. The Fund has no operating history at this time.

        Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund, and pays the salaries and fees of all officers and Trustees who are interested persons of the Adviser. The Adviser presently anticipates that "Year 2000" issues will have no material effect on the ability of the Adviser to provide services to the Fund.


        The Fund pays all operating and other expenses not borne by the Adviser such as audit, accounting and legal fees; custodian fees; expenses of registering and qualifying its shares with federal and state securities commissions; expenses in preparing shareholder reports and proxy solicitation materials; expenses associated with the Fund's shares such as dividend disbursing, transfer agent and registrar fees; certain insurance expenses; compensation of Trustees who are not interested persons of the Adviser; and other miscellaneous business expenses. The Fund also pays the expenses of offering the shares of the Fund, including the registration and filing fees, legal and accounting fees and costs of printing the prospectus and related documents. The Fund also pays all taxes imposed on it and all brokerage commissions and expenses incurred in connection with its portfolio transactions.

        Ronald Baron is the controlling stockholder, President and a Director of BCG. The Adviser utilizes the staffs of Baron Capital and Baron Capital's subsidiary Baron Capital Management, Inc. ("BCM") to provide research. Directors, officers or employees of the Adviser and/or its affiliates may also serve as officers or Trustees of the Fund. BCM is an investment adviser to institutional and individual accounts. Clients of BCM and Baron Capital have investment objectives which may vary only slightly from those of each other and of the Fund. BCM and Baron Capital invest assets in such clients' accounts and in the accounts of principals and employees of BCM and Baron Capital in investments substantially similar to, or the same as, those which constitute the principal investments of the Fund. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Adviser, BCM and Baron Capital to allocate such transactions in a manner deemed equitable by the Adviser, and for the Adviser's, BCM's and Baron Capital's principals and employees to take either the same or least favorable price of the day.

        The Advisory Agreement provides that the Fund may use "Baron" as part of its name for so long as the Adviser serves as investment adviser to the Fund. The Fund acknowledges that the word "Baron" in its name is derived from the name of the entities controlling, directly and indirectly, the Adviser, which derive their name from Ronald Baron; that such name is the property of the Adviser and its affiliated companies for copyright and/or other purposes; and that if for any reason the Adviser ceases to be the Fund's investment adviser, the Fund will promptly take all steps necessary to change its name to one that does not include "Baron," absent the Adviser's written consent.

        The Advisory Agreement provides that the Adviser shall have no liability to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund; provided, that the Adviser shall not be protected against liabilities arising by virtue of willful misfeasance, bad faith or gross negligence, or reckless disregard of the Adviser's obligations under the Advisory Agreement.

        The Advisory Agreement with respect to the Fund was approved by a majority of the Trustees, including a majority of the non-interested Trustees, on April 28, 1998. The Fund's Advisory Agreement is for an initial two year period but the Advisory Agreements must normally be approved annually by the Trustees or a majority of the Fund's shares and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

        The Advisory Agreement is terminable without penalty by either the Fund (when authorized by majority vote of either its outstanding shares or the Trustees) or the Adviser on 60 days' written notice. The Advisory Agreement shall automatically terminate in the event of its "assignment" (as defined by 1940 Act).

DISTRIBUTOR

        The Fund has a distribution agreement with Baron Capital, Inc., ("Baron Capital" or the "Distributor") a New York corporation and a subsidiary of BCG (controlled by Ronald Baron), located at 767 Fifth Avenue, New York, N.Y. 10153. Baron Capital is affiliated with the Adviser. The Distributor acts as the agent for the Fund for the continuous public offering of its shares on a best efforts basis.

        The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in business of underwriting, selling or distributing securities. Accordingly, the Distributor will enter into agreements with banks only to provide administrative assistance. However, changes in federal or state statues and regulations pertaining to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. It is not expected that shareholders would suffer any adverse financial consequences as a result of these occurrences.

BROKERAGE

        The Adviser is responsible for placing the portfolio brokerage business of the Fund with the objective of obtaining the best net results for the Fund, taking into account prompt, efficient and reliable executions at a favorable price. Brokerage transactions for the Fund are effected chiefly by or through the Adviser's affiliate, Baron Capital, when consistent with this objective and subject to the conditions and limitations of the 1940 Act. Baron Capital is a member of the National Association of Securities Dealers, Inc., but is not a member of any securities exchange.

        The Fund's Board of Trustees has adopted procedures pursuant to Rule 17e-1 of the 1940 Act which are reasonably designed to provide that the commissions paid to Baron Capital are reasonable and fair compared to the commission, fee or other enumeration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Board reviews no less frequently than quarterly that all transactions effected pursuant to Rule 17e-1 during the preceding quarter were effected in compliance with such procedures. The Fund and the Adviser furnish such reports and maintain such records as required by Rule 17e-1. The Fund does not deal with Baron Capital in any portfolio transaction in which Baron Capital acts as principal. The Fund has no operating history.

        Under the Investment Advisory Agreement and as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer (except Baron Capital) which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is consistent with the Fund's policies and is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Such research and information may be used by the Adviser or its affiliates to supplement the services it is required to perform pursuant to the Advisory Agreement in serving the Fund and/or other advisory clients of affiliates.

        Broker-dealers may be willing to furnish statistical research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided research to the Adviser. Research provided by brokers is used for the benefit of all of the Adviser's or its affiliates' clients and not solely or necessarily for the benefit of the Fund. The Adviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration the in the selection of brokers to execute portfolio transactions.

        Baron Capital acts as broker for, in addition to the Fund, accounts of BCM and Baron Capital, including accounts of principals and employees of Baron Capital, BCM and the Adviser. Investment decisions for the Fund and for investment accounts managed by BCM, are made independent of each other in light of differing considerations for the various accounts. The same investment decision may, however, be made for two or more of the Adviser's and or BCM's accounts. In such event, simultaneous transactions are inevitable. Purchases and sales are averaged as to price where possible and allocated to account in a manner deemed equitable by the Adviser in conjunction with BCM and Baron Capital. This procedure could have a detrimental effect upon the price or value of the security for the Fund, but may have a beneficial effect.

        The investment advisory fee that the Fund pays to the Adviser is not reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would by useful and of value to the Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would by useful to the Adviser in carrying out its obligations to the Fund.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

        The Bank of New York, 48 Wall Street, New York, NY, is the custodian for the Fund's cash and securities. DST Systems, Inc., CT-7 Tower, 1004 Baltimore, Kansas City, MO 64105, is the transfer agent and dividend agent for the Fund's shares. Neither institution assists in or is responsible for investment decisions involving assets of the Fund. Both institutions are responsible for the maintenance of the Fund's portfolios and general accounting records, and provide certain shareholder services.

                            REDEMPTION OF SHARES

        The Fund expects to make all redemptions in cash, but have reserved the right to make payment, in whole or in part, in portfolio securities. Payment will be made other than all in cash if the Fund's Board of Trustees determines that economic conditions exist which would make payment wholly in cash detrimental to a particular fund's best interests. Portfolio securities to be so distributed, if any, would be selected in the discretion of the Fund's Board of Trustees and priced as described under "Determining Your Share Price" herein and in the Prospectus.

                              NET ASSET VALUE

        As more fully set forth in the Prospectus under "Determining Your Share Price," the net asset value per share of the Fund is determined as of the close of the New York Stock Exchange on each day that the Exchange is open. The Exchange is open all week days that are not holidays, which it announces annually. The most recent announcement states it will not be open on New Year's Day, Martin Luther King, Jr.'s Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

        Securities traded on more than one national securities exchange are valued at the last sale price of the day as of which such value is being determined as reflected at the close of the exchange which is the principal market for such securities.

        U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees.

                                   TAXES

        The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986 (the "Code"). Qualification as a regulated investment company relieves the Funds of federal income and excise taxes on the portion of its net ordinary income and net realized capital gain distributed to shareholders. The Fund also intends to qualify under the Code with respect to the diversification requirements for tax deferral regarding insurance company separate accounts.

        Because the Retirement Shares may be purchased only through qualified plans and the Insurance Shares may be purchased only through variable insurance contacts, it is anticipated that any dividends derived from net investment income and distributions of capital gains will be exempt from current taxation if left to accumulate within the qualified plan or variable insurance contract. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 591/2, a 10% penalty tax. The tax status of an investment in the Retirement Shares depends on the features of the qualified plan. Please see the plan sponsor for additional information.

        The foregoing is only a summary of some important tax considerations generally affecting the Fund and its shareholders.
Prospective shareholders are urged to consult their tax advisers concerning the tax consequences of this investment.

                      ORGANIZATION AND CAPITALIZATION

GENERAL

        THE TRUST is an open-end diversified investment company organized as a series fund and established under the laws of The state of Delaware by a Declaration of Trust dated November 20, 1998. The one series currently available is BARON CAPITAL ASSET FUND. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable.

TRUSTEE LIABILITY

        The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of trust protects a trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                             OTHER INFORMATION

INDEPENDENT ACCOUNTANTS


        PricewaterhouseCoopers L.L.P., 1301 Avenue of the Americas, New York, New York 10019, has been selected as independent accountants of the Fund.


Calculations of Performance Data

        Advertisements and other sales literature for the Fund may refer to average annual total return and actual return. Average annual total return is computed by finding the average annual compounded rates of return over a given period that would equate a hypothetical initial investment to the ending redeemable value thereof, as follows:

                                       P (1+T)N =ERV
               Where:      P = a hypothetical initial payment of $1,000
                           T = average annual total return N =
                           n = Number of years
                         ERV = ending redeemable value at the end of the
                               period of a Hypothetical $1,000 investment made at the beginning of the period

        Actual return is computed by measuring the percentage change between the net asset value of a hypothetical $1,000 investment in the Fund at the beginning of a period and the net asset value of that investment at the end of a period. All performance calculations assume that dividends and distributions are reinvested at the net asset value on the appropriate reinvestment dates and include all recurring fees. The Fund has no operating history.

        Performance results represent past performance and are not necessarily representative of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

        In addition to advertising average annual and actual return data, comparative performance information may be used in advertising materials about the Funds, including data and other information from Lipper Analytical Services, Inc., CDA Investment Technologies, Morningstar Inc., Money, Forbes, SEI, Ibbotson, No Load Investor, Growth Fund Guide, Fortune, Barron's, The New York Times, The Wall Street Journal, Changing Times, Medical Economics, Business Week, Consumer Digest, Dick Davis Digest, Dickenson's Retirement Letter, Equity Fund Outlook, Executive Wealth Advisor, Financial World, Investor's Daily, Time, Personal Finance, Investment Advisor, Smartmoney, Rukeyser, Kiplinger's, NAPFA News, US News, Bottomline, Investors Business Daily, Bloomberg Radio, CNBC, and/or USA Today. The Fund may also use comparative performance data from indexes such as the Dow Jones Industrial Average, Standard & Poor's 400, 500, Small Cap 600, 1,500, or Midcap 400, Value Line Index, Wilshire 4,500, 5000, or Small Cap; NASDAQ/OTC Composite, New York Stock Exchange; and the Russell 1000, 2000, 2500, 3000, 2000 Growth, 2000 Value, or Midcap. With respect to the rating services, the Fund may use performance information that ranks the Fund in any of the following categories: all funds, aggressive growth funds, value funds, mid-cap funds, small-cap funds, growth and income funds, equity income funds, and any combination of the above listed categories.



 BARON CAPITAL ASSET FUND


 Statement of Assets and Liabilities

 July 6, 1998



                                  ASSETS:

 Cash                                                      $100,000
                                                           --------

          Total assets                                     $100,000
                                                           --------
                                                           --------



                             LIABILITIES:                  $      0
                                                           --------
          Net assets                                       $100,000
                                                           --------
                                                           --------


 Insurance shares (net asset value, offering
 and redemption price per share-$100,000/10,000 shares)    $  10.00
                                                           --------
                                                           --------



 ---------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENT

 1. Baron Capital Funds Trust (the "Trust"), was organized as a Delaware business trust on November 20, 1997, and has been inactive since that date except for matters relating to its organization and registration under the Investment Company Act of 1940 as a diversified, open-end management investment company and the sale of 10,000 Insurance shares of beneficial interest of Baron Capital Asset Fund (the "Fund"), a
      Series of the Trust, to BAMCO, Inc., the Fund's investment adviser (the "Adviser") for $100,000. The Fund offers Insurance and Retirement shares.

 2.   The organization expenses of the Trust will be paid for by the Adviser.


                         REPORT OF INDEPENDENT ACCOUNTANTS
                         ---------------------------------


 To the Shareholder and
 Board of Trustees of Baron Capital Asset Fund:


 In our opinion, the accompanying statements of assets and liabilities presents fairly, in all material respects, the financial position of Baron Capital Asset Fund as of July 6, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


                                             PricewaterhouseCoopers LLP




 New York, New York
 July 6, 1998



                         BARON CAPITAL FUNDS TRUST

                         PART C. OTHER INFORMATION


 ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

           a. Financial Statements:
              Included in Part B of this Registration Statement:
                Report of Independent Accountants
                Statement of Assets and Liabilities at July 6, 1998
                Notes to the Financial Statements
                Supplementary Information (condensed financial information) (also included in Part A of this Registration Statement)

           b. Exhibits:
                1. Declaration of Trust dated November 20, 1997.
                2. By-laws dated November 20, 1997.
                3. Inapplicable.
                4. (a) Investment Advisory Agreement between
                    Baron Capital Asset Fund and BAMCO, Inc.
                5. Distribution Agreement with Baron Capital, Inc.
                6. Inapplicable.
                7. (a) Custodian Agreement with The Bank of New York.
                   (b) Fee Schedule for Exhibit 7(a).
                8. (a) Transfer Agency Agreement with DST Services, Inc.
                   (b) Fee Schedule for Exhibit 8(a).
                9. Opinion and consent of counsel as to legality of shares being registered.
                10. Consent of Independent Certified Public Accountants.
                11. Inapplicable.
                12. Letter agreement between the Registrant and the
                    Purchaser of the Initial Shares.
                13. Distribution Plan pursuant to Rule 12b-1.
                14. Financial Data Schedule.
                15. Rule 18f-3 Plan.
                16. Power of Attorney.

 ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

 The following diagram indicates the persons under common control with Registrant, all of which are incorporated in New York.

                               /Ronald Baron/

                                    90%

                        /Baron Capital Group, Inc./

         100%                  100%                100%
                        / Baron Capital  /
/Baron Capital, Inc./   /Management, Inc./     /BAMCO, Inc./

 Baron Capital, Inc. serves as distributor of Registrant's shares and performs brokerage services for Registrant. BAMCO, Inc. serves as investment adviser to Registrant. Ronald Baron, President of Registrant, is the controlling shareholder of Baron Capital Group, Inc. and serves as President of all the above entities.

 ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (AS OF JULY 24, 1998)

                (1)                              (2)
      Title of Class of Series       Number of Shareholders(approx)
      Shares of beneficial interest
      ($.01 par value),

      Baron Capital Asset Fund

 ITEM 27.  INDEMNIFICATION

      Article IV of Registrant's Declaration of Trust states as follows:

      Section 4.1. No Personal Liability of Shareholders, Trustees, Etc.
      No shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust of its shareholders, in connection with Trust Property of the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property, or to the Property of one or more specific series of the Trust if the claim arises from the conduct of such Trustee, officer, employee or agent with respect to only such Series, for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities, to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder out of the Trust Property for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one of more Series whose shares were held by said shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a shareholder under this Section
      4.1 be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided herein.

      Section 4.2. Non-Liability of Trustees, Etc.
      No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 4.3. Mandatory Indemnification.
      (a) Subject to the exceptions and limitations contained in paragraph
      (b) below:

           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Trustee or officer:

           (i) against any liability to the Trust or a Series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

           (ii) with respect to any matter as to which he shall have been finally adjudicated not the have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                    (A) by the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.
      Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

      (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

           (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

      As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

 ITEM 28. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

      The business and other connections of BAMCO, Inc. is summarized under "The Adviser" in the Prospectus constituting Part A of the Registration Statement, which summary is incorporated herein by reference.

      The business and other connections of the officers and directors of BAMCO, Inc. is currently listed in the investment adviser registration on Form ADV for BAMCO, Inc. (File No. 801-29080) and is incorporated herein by reference.

 ITEM 29. PRINCIPAL UNDERWRITERS AND OFFICERS

      (a) Inapplicable.

      (b)

       (1)                      (2)               (3)
                            POSITIONS AND      POSITIONS AND
 NAME AND PRINCIPAL         OFFICES WITH       OFFICES WITH
  BUSINESS ADDRESS          UNDERWRITER        REGISTRANT

 Ronald Baron                                  President and
 767 Fifth Avenue                              Trustee
 York, N.Y. 10153

 Norman S. Edelcup          None               Trustee
 244 Atlantic Isle
 N. Miami Beach, FL 33160
 Bridgeport, CT 06604

 Mark M. Feldman            None               Trustee
 444 Madison Avenue,
 Suite 703
 New York, NY 10020

 Irwin Greenberg            None               Trustee
 3048 Congress Street
 Allentown, PA 18101

 Morty Schaja               Vice President     Vice President
 767 Fifth Avenue                              and Trustee
 New York, N.Y. 10153

 Clifford Greenberg         Vice President     Vice President
 767 Fifth Avenue
 New York, N.Y. 10153

 Linda S. Martinson         General Counsel    Secretary, Vice
 767 Fifth Avenue           and Secretary      President and
 New York, N.Y. 10153                          Trustee

 Charles N. Matthewson      None               Trustee
 5270 Neil Road
 Reno, NV 89502-4169

 Harold Milner              None               Trustee
 2293 Morningstar Drive
 Park City, UT 84060

 Raymond Noveck             None               Trustee
 31 Karen Road
 Waban, MA 02168

 Susan Robbins              Senior Analyst,    Vice President
 767 Fifth Avenue           Vice President,
 New York, NY 10153         Secretary and
                            Director

 David A. Silverman, M.D.   None               Trustee
 239 Central Park West
 New York, NY 10024

 Peggy Wong                 Treasurer and      Treasurer and
 767 Fifth Avenue           Chief Financial    Chief Financial
 New York, NY 10153         Officer            Officer
     (c) Inapplicable.

 ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Certain accounts, books and other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, BAMCO, Inc. and Baron Capital, Inc., 767 Fifth Avenue, New York, NY 10153. Records relating to the duties of the Registrant's transfer agent are maintained by DST Systems, Inc. 1004 Baltimore Avenue, Kansas City, MO 64105 and of the Registrant's custodian are maintained by The Bank of New York, 48 Wall Street, New York, N.Y. 10015.

 ITEM 31. MANAGEMENT SERVICES

     Inapplicable.

 ITEM 32. UNDERTAKINGS

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Registrant undertakes to file an amendment to the Registration Statement which includes financial statements (which need not be certified) within four to six months from the effective date of Registrant's 1933 Act Registration Statement.


                                 SIGNATURES

     Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 27 day of July, 1997.


                                 BARON CAPITAL FUNDS TRUST



                                 By s/Ronald Baron
                                   --------------------------
                                   Ronald Baron, President


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                 Title                   Date

 /s/ Ronald Baron            President (Principal      July 27, 1998
 ----------------------      Executive Officer) &
    Ronald Baron             Trustee

 /s/ Linda S. Martinson      Secretary,                July 27, 1998
 ----------------------      Vice President &
     Linda S. Martinson      Trustee


 /s/ Peggy Wong              Treasurer (Principal      July 27, 1998
 ----------------------      Financial & Accounting
     Peggy Wong              Officer)




                                 EXHIBITS INDEX

      1.   Declaration of Trust dated November 20, 1997.
      2.   By-laws dated November 20, 1997.
      3.   Inapplicable.
      4.   (a) Investment Advisory Agreement between
            Baron Capital Asset Fund and BAMCO, Inc.
      5.   Distribution Agreement with Baron Capital, Inc.
      6.   Inapplicable.
      7.   (a) Custodian Agreement with The Bank of New York.
           (b) Fee Schedule for Exhibit 7(a).
      8.   (a) Transfer Agency Agreement with DST Services, Inc.
           (b) Fee Schedule for Exhibit 8(a).
      9. Opinion and consent of counsel as to legality of shares being registered.
      10.  Consent of Independent Certified Public Accountants.
      11.  Inapplicable.
      12. Letter agreement between the Registrant and the Purchaser of the Initial Shares.
      13.  Distribution Plan pursuant to Rule 12b-1.
      14.  Financial Data Schedule.
      15.  Rule 18f-3 Plan.
      16.  Power of Attorney.